UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05845

Invesco Senior Loan Fund
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713)
626-1919
Date of fiscal year end: February 28
Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940, as amended (the “Act”) is as follows:

Semi-Annual Report to Shareholders	August 31, 2026
Invesco Senior Loan Fund
Nasdaq:
A: VSLAX
∎
C: VSLCX
∎
Y: VSLYX
∎
IB: XPRTX
∎
IC: XSLCX

2	Fund Performance
4	Schedule of Investments
22	Financial Statements
26	Financial Highlights
27	Notes to Financial Statements
38	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current
month-end
Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data is provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 2/28/26 to 8/31/26, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end
sales charges, which would have reduced performance.

Class A Shares	2.21%
Class C Shares	2.01
Class Y Shares	2.52
Class IB Shares	2.33
Class IC Shares	2.44
S&P UBS Leveraged Loan Index ▼	4.28
Source(s): ▼ Bloomberg LP

The S&P UBS Leveraged Loan Index represents tradable, senior-secured, US-dollar-denominated, non-investment grade loans.
 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting
invesco.com/us
. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
 Also, visit
blog.invesco.us.com
, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Senior Loan Fund

Average Annual Total Returns
As of 8/31/26, including maximum applicable sales charges

Class A Shares
Inception (2/18/05)	3.77%
10 Years	4.54
5 Years	3.94
1 Year	-1.05

Class C Shares
Inception (2/18/05)	3.17%
10 Years	4.11
5 Years	3.86
1 Year	0.71

Class Y Shares
Inception (11/8/13)	4.66%
10 Years	5.16
5 Years	4.89
1 Year	2.68

Class IB Shares
Inception (10/4/89)	4.91%
10 Years	5.15
5 Years	4.89
1 Year	2.49

Class IC Shares
Inception (6/13/03)	4.45%
10 Years	4.99
5 Years	4.73
1 Year	2.51
The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit invesco.com/performance for the most recent
month-end
performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
Class A share performance reflects the maximum 3.25% sales charge. Class A shares have no early withdrawal charges, except that an early withdrawal charge of 1.00% may be imposed on certain repurchases of Class A shares made by the Fund within eighteen months of purchase upon which a sales charge was not paid; such charge is not reflected in the returns shown above. Class C share performance reflects a maximum early withdrawal charge of 1% for the first year after purchase. Class IB shares and Class IC shares are not continuously offered. Class Y, Class IB and Class IC shares do not have a front-end
sales charge or a CDSC, therefore performance is at net asset value.
Class Y, Class IB and Class IC shares do not have early withdrawal charges.
The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Senior Loan Fund

Schedule of Investments
August 31, 2026
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value

Variable Rate Senior Loan Interests–105.50% (b)(c)
Aerospace & Defense–3.15%
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.)
Incremental Term Loan B-2 (3 mo. Term SOFR + 2.25%)	6.07%	07/01/2031	$583	$585,932

Term Loan (1 mo. Term SOFR + 2.25%)	5.94%	07/01/2031	180	181,030

Element Materials Tech Group, Inc., Term Loan (3 mo. Term SOFR + 3.50%)	7.23%	07/06/2029	355	357,364

Fairbanks Morse Defense (Arcline FM Holding LLC), Term Loan B (d)	–	06/23/2030	129	129,976

KKR Apple Bidco LLC, Term Loan (1 mo. Term SOFR + 2.50%)	6.19%	09/23/2031	883	887,739

Modern Aviation FBO Holdings LLC, Term Loan (3 mo. Term SOFR + 3.00%)	6.73%	06/30/2033	265	266,528

OneSky Flight LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.40%	02/04/2033	400	402,246

PennAero (Takeoff Buyer, Inc.)
Delayed Draw Term Loan (e)	0.00%	03/16/2033	32	32,271

Term Loan B (3 mo. Term SOFR + 3.25%)	6.98%	03/16/2033	201	201,694

Propulsion (BC) Newco LLC (aka ITP Aero) (Spain), Term Loan (3 mo. Term SOFR + 2.50%)	6.23%	12/01/2032	1,040	1,046,112

Rand Parent LLC (Atlas Air), First Lien Incremental Term Loan B (3 mo. Term SOFR + 3.00%)	6.82%	03/18/2030	1,705	1,713,858

TransDigm, Inc.
Term Loan J (1 mo. Term SOFR + 2.50%)	6.19%	02/28/2031	340	341,372

Term Loan K (1 mo. Term SOFR + 2.25%)	5.94%	03/22/2030	3,068	3,078,759

Term Loan M (1 mo. Term SOFR + 2.50%)	6.19%	08/19/2032	165	165,267

				9,390,148

Air Transport–1.52%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan B (3 mo. Term SOFR + 2.25%)	5.98%	04/20/2028	2,492	2,495,264

Air Canada (Canada), Term Loan B (3 mo. Term SOFR + 1.75%)	5.57%	03/21/2031	58	57,678

American Airlines, Inc., Term Loan (3 mo. Term SOFR + 3.00%)	6.76%	05/20/2033	696	695,462

Stonepeak Nile Parent LLC, Term Loan B (3 mo. Term SOFR + 2.00%)	5.66%	04/09/2032	1,213	1,214,702

WestJet Airlines Ltd. (Canada), Term Loan (d)	–	02/14/2031	90	87,071

				4,550,177

Automotive–3.70%
Adient PLC, Term Loan B-2 (1 mo. Term SOFR + 2.00%)	5.69%	01/31/2031	359	360,026

American Axle & Manufacturing, Inc., Term Loan C (3 mo. Term SOFR + 3.25%)	6.92%	02/03/2033	360	361,397

Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	7.80%	04/06/2028	826	826,820

Belron Group S.A. (United Kingdom), Term Loan (3 mo. Term SOFR + 2.00%)	5.76%	10/16/2031	1,243	1,246,656

Clarios Global L.P.,/Clarios US Finance Co., Term Loan B (1 mo. Term SOFR + 2.50%)	6.19%	05/06/2030	568	570,193

DexKo Global Inc., Term Loan B (3 mo. Term SOFR + 5.00%)	8.82%	10/04/2031	369	358,156

Highline Aftermarket Acquisition LLC, Term Loan B (6 mo. Term SOFR + 3.50%)	7.23%	02/19/2030	1,531	1,542,936

Lippert Components, Inc., Term Loan (1 mo. Term SOFR + 2.25%) (f)	5.94%	03/25/2032	564	566,322

LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Term Loan B-1 (1 mo. Term SOFR + 2.50%)	6.19%	04/23/2031	1,509	1,510,184

Mavis Tire Express Services Topco Corp., Term Loan	–	05/04/2028	1,273	1,274,226

OPENLANE, Inc., Term Loan B (3 mo. Term SOFR + 2.50%) (f)	6.26%	10/08/2032	468	470,275

Paint Intermediate III LLC, First Lien Incremental Term Loan B (3 mo. Term SOFR + 2.50%)	6.27%	10/09/2031	453	454,621

Project Boost Purchaser LLC, Term Loan (3 mo. Term SOFR + 2.75%)	6.48%	07/16/2031	972	960,814

Wand NewCo 3, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.19%	01/30/2031	541	540,501

				11,043,127

Beverage & Tobacco–0.59%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.21%	07/04/2033	1,679	1,686,481

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value

Beverage & Tobacco–(continued)
City Brewing Co. LLC
First Lien Term Loan (3 mo. Term SOFR + 7.00%) (f)	10.76%	09/30/2030	$700	$3,500

Term Loan (3 mo. Term SOFR + 7.00%) (f)	10.76%	09/30/2030	229	45,812

Savor Acquisition, Inc. (Sauer Brands), Term Loan B (3 mo. Term SOFR + 3.00%)	6.82%	02/19/2032	19	19,639

				1,755,432

Brokers, Dealers & Investment Houses–2.00%
Ascensus Group Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.69%	11/24/2032	908	896,580

Creative Planning (CPI Holdco B LLC), Incremental Term Loan (1 mo. Term SOFR + 2.00%)	5.69%	05/17/2031	2,107	2,107,498

Envestnet, Inc. (BCPE Pequod Buyer, Inc), Term Loan B (1 mo. Term SOFR + 2.75%)	6.44%	11/25/2031	343	341,592

GC Ferry Acquisition I, Inc. (First Eagle Investment Management LLC)
Delayed Draw Term Loan (e)	0.00%	08/16/2032	239	240,411

Term Loan B (3 mo. Term SOFR + 3.50%)	7.23%	08/16/2032	1,394	1,401,080

Orion US Finco (OSTTRA), Second Lien Term Loan B (3 mo. Term SOFR + 5.50%)	9.26%	10/10/2033	194	192,799

OSTTRA Group Ltd., First Lien Term Loan (3 mo. Term SOFR + 3.00%)	6.75%	10/08/2032	574	576,031

Victory Capital Operating LLC (Victory Capital Management), Term Loan (1 mo. Term SOFR + 1.75%)	5.48%	09/23/2032	222	220,406

				5,976,397

Building & Development–4.93%
Chariot Buyer LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.44%	09/08/2032	1,328	1,331,764

Construction Partners, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)	5.69%	11/03/2031	687	689,687

Empire Today LLC, Term Loan (3 mo. Term SOFR + 5.50%) (Acquired 05/01/2026; Cost $526,931) (f)(g)	9.31%	05/03/2032	527	526,931

Green Infrastructure Partners (Canada), Term Loan (3 mo. Term SOFR + 2.75%)	6.48%	09/24/2032	555	557,019

Gulfside Supply, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	6.73%	06/17/2031	435	381,228

Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. Term SOFR + 3.25%)	6.98%	12/22/2031	1,276	1,284,810

Second Lien Term Loan (3 mo. Term SOFR + 6.50%)	10.23%	12/22/2032	303	306,060

Interior Logic Group, Inc. (Signal Parent), Term Loan B (3 mo. Term SOFR + 3.60%) (Acquired 09/11/2023-10/17/2023; Cost $959,357) (f)(g)	7.42%	04/03/2028	1,031	555,992

IPS Corp./CP Iris Holdco
Delayed Draw Term Loan (e)	0.00%	10/27/2032	22	21,549

Term Loan B (3 mo. Term SOFR + 4.00%)	7.69%	10/27/2032	750	731,003

Jupiter Borrower, Inc., Term Loan (3 mo. Term SOFR + 2.75%)	6.50%	06/30/2033	1,786	1,797,096

Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	7.98%	04/29/2029	1,124	764,662

Pinnacle Buyer LLC (Summit Cos.)
Delayed Draw Term Loan (e)	0.00%	10/01/2032	115	115,923

Term Loan B (3 mo. Term SOFR + 2.50%)	6.23%	10/01/2032	598	601,294

Pye-Barker Fire and Safety LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 2.50%)	6.23%	12/16/2032	26	26,630

Delayed Draw Term Loan (e)	0.00%	12/16/2032	142	143,075

Term Loan B (3 mo. Term SOFR + 2.50%)	6.23%	12/16/2032	1,130	1,135,720

Quikrete Holdings, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	5.94%	02/10/2032	1,271	1,274,597

QXO Building Products, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)	5.69%	07/01/2033	750	750,074

QXO/Beacon Roofing, Term Loan B (1 mo. Term SOFR + 2.00%)	5.69%	04/30/2032	516	516,055

TAMKO Building Products LLC, Term Loan B (6 mo. Term SOFR + 2.75%)	6.72%	09/20/2030	770	733,840

Tecta America Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	6.19%	02/18/2032	457	459,435

				14,704,444

Business Equipment & Services–11.99%
AlixPartners LLP, Term Loan (1 mo. Term SOFR + 2.00%)	5.69%	08/12/2032	420	419,878

Allied Universal Holdco LLC (Luxembourg), Term Loan (1 mo. Term SOFR + 3.25%)	6.94%	08/20/2032	1,620	1,628,963

Allspring Buyer LLC, Term Loan B (d)	–	11/01/2030	365	367,245

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Business Equipment & Services–(continued)
Azuria Water Solutions, Inc
Delayed Draw Term Loan	6.48%	04/25/2033		$32	$31,791

Delayed Draw Term Loan (e)	0.00%	04/25/2033		71	71,315

Term Loan (1 mo. Term SOFR + 2.75%)	6.48%	04/25/2033		1,053	1,051,178

Cloud Software Group, Inc.
Term Loan B (3 mo. Term SOFR + 3.25%)	6.98%	08/13/2032		565	538,604

Term Loan B-2 (3 mo. Term SOFR + 3.25%)	6.98%	03/21/2031		502	481,409

Clover Holdings 2 LLC, Term Loan B (3 mo. Term SOFR + 3.75%)	7.39%	12/09/2031		366	361,115

Constant Contact, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.76%)	11.51%	02/12/2029		586	533,525

Term Loan (3 mo. Term SOFR + 4.25%)	8.01%	02/10/2028		1,137	1,106,247

Emma Buyer LLC (Emerald Exposition)
Delayed Draw Term Loan (e)	0.00%	06/17/2033		22	22,024

Term Loan B (3 mo. Term SOFR + 3.50%)	7.19%	06/17/2033		212	212,535

Garda World Security Corp. (Canada), Term Loan (3 mo. Term SOFR + 2.75%)	6.51%	02/01/2029		2,167	2,170,354

GI Revelation Acquisition LLC, Term Loan B-4 (1 mo. Term SOFR + 3.50%)	7.19%	05/12/2028		2,571	2,420,635

Heron BidCo, LLC (Heidrick & Struggles International Inc), Term Loan B (3 mo. Term SOFR + 3.75%)	7.73%	12/10/2032		860	866,108

Hillman Group, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)	5.66%	07/22/2033		140	140,291

Learning Care Group (US) No. 2, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	7.81%	08/11/2028		728	553,833

LSF 12 Phoenix Holdco, LLC (dba Alliance Ground International), Term Loan B (1 mo. Term SOFR + 4.50%) (f)	8.19%	03/25/2033		825	827,370

Monitronics International, Inc., DIP Term Loan A (3 mo. Term SOFR + 7.76%) (Acquired 06/30/2023-02/16/2024; Cost $2,971,796) (f)(g)	11.49%	06/30/2028		2,970	2,969,069

NAS LLC (d.b.a. Nationwide Marketing Group)
Revolver Loan (f)(h)	0.00%	11/15/2026		514	490,998

Term Loan (f)(h)	0.00%	11/15/2026		4,781	4,570,270

Term Loan (f)(h)	0.00%	11/15/2026		1,660	1,586,752

Term Loan (f)(h)	0.00%	11/15/2026		908	868,225

Nuvei Tech Corp, Pivotal Refi L.P., Nuvei Tech, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.19%	11/17/2031		1,080	1,058,898

OCM System One Buyer CTB LLC, Term Loan B (f)	–	08/17/2033		786	784,489

Orchid Merger Sub II LLC, Term Loan (6 mo. Term SOFR + 5.00%) (f)	9.04%	01/14/2031		637	528,756

Project Dragon (Voyix Digital Banking), Term Loan B (3 mo. Term SOFR + 2.75%)	6.48%	09/30/2031		936	746,422

Prometric Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	7.44%	06/25/2032		1,078	1,081,333

Ryan LLC (Ryan Tax), Term Loan (1 mo. Term SOFR + 3.50%)	7.19%	11/05/2032		823	827,843

Socotec (Holding SAS) (France), Term Loan (3 mo. Term SOFR + 2.75%)	6.37%	06/02/2031		215	215,491

Spin Holdco Inc.
Term Loan (3 mo. Term SOFR + 4.25%)	8.01%	09/04/2030		4,890	3,442,764

Term Loan B (3 mo. Term SOFR + 5.43%)	9.18%	09/28/2030		1,255	1,296,549

team.blue Finco S.a.r.l. (Netherlands), Term Loan (3 mo. Term SOFR + 3.25%)	6.98%	07/12/2032		154	150,445

UnitedLex Corp.
Delayed Draw Term Loan (f)	–	09/30/2026		45	44,673

Term Loan (f)(h)	0.00%	03/20/2027		509	79,462

Veritext Corp., Term Loan (1 mo. Term SOFR + 3.00%)	6.69%	08/09/2030		546	540,224

VFS Global (Switzerland), Term Loan B (6 mo. Term SOFR + 2.50%)	6.19%	10/07/2032		704	705,522

					35,792,605

Cable & Satellite Television–2.55%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Term Loan (3 mo. Term SOFR + 5.00%)	8.75%	10/31/2027		196	123,100

Term Loan B (3 mo. EURIBOR + 5.00%)	7.43%	10/31/2027	EUR	274	206,235

Term Loan B (3 mo. EURIBOR + 5.00%)	7.43%	11/01/2027	EUR	442	332,747

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)		Value

Cable & Satellite Television-(continued)
Atlantic Broadband Finance LLC (Cogeco)
Incremental Term Loan B-5 (1 mo. Term SOFR + 2.61%)	6.30%	09/01/2028		$74	$69,391

Term Loan B-1 (1 mo. Term SOFR + 3.25%)	6.94%	09/18/2030		1,067	873,774

Charter Communications Operating LLC, Term Loan B-5 (1 mo. Term SOFR + 2.25%)	5.98%	12/15/2031		369	363,103

SFR-Numericable (YPSO, Altice France) (France)
Term Loan B-11 (3 mo. Term SOFR + 4.13%)	7.87%	04/30/2028		86	85,947

Term Loan B-13 (3 mo. Term SOFR + 5.38%)	9.13%	05/14/2029		389	391,177

Term Loan B-14 (3 mo. EURIBOR + 6.88%)	9.29%	05/30/2031	EUR	753	886,119

UPC - LG (Sunrise), Term Loan AAA (6 mo. Term SOFR + 2.50%)	6.34%	02/15/2032		1,293	1,282,299

Virgin Media 02 - LG (United Kingdom)
Term Loan Q (1 mo. Term SOFR + 3.36%)	7.00%	01/31/2029		2,443	2,311,891

Term Loan Y (6 mo. Term SOFR + 3.28%)	6.97%	03/31/2031		781	682,536

					7,608,319

Chemicals & Plastics-4.85%
A&R Logistics Holdings, Inc. (Quantix)
Revolver Loan (f)	-	07/17/2031		11	10,785

Revolver Loan (f)	-	07/17/2031		5	5,392

Revolver Loan (e)	0.00%	07/17/2031		54	53,924

Revolver Loan (e)	0.00%	07/17/2031		108	107,847

Term Loan A (3 mo. Term SOFR + 6.90%) (f)	6.75%	07/17/2031		78	78,290

Term Loan B (3 mo. Term SOFR + 6.90%) (f)	6.75%	07/17/2031		1,002	1,001,876

A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 5.25%)	8.98%	12/14/2029		956	911,647

Ascend Performance Materials Operations LLC, Term Loan (Acquired 12/19/2025-06/30/2026; Cost $635,832) (f)(g)	8.00%	12/19/2030		688	1,014,612

BASF Coatings (Jersey), Term Loan (3 mo. Term SOFR + 3.50%)	7.24%	06/29/2033		323	325,061

Castrol (SP Motion Holdco EUR/Stonepeak Motion Finco LLC USD) (United Kingdom), Term Loan B (d)	-	06/24/2033		1,122	1,127,476

Derby Buyer LLC (Delrin), Term Loan (1 mo. Term SOFR + 2.75%)	6.39%	11/01/2030		658	662,520

Fortis 333, Inc. (Ineos Composites), Term Loan B (3 mo. Term SOFR + 3.00%)	6.98%	03/27/2032		156	156,688

Hasa Intermediate Holdings LLC
Incremental Delayed Draw Term Loan (e)(f)	0.00%	01/10/2029		54	54,065

Incremental Term Loan (3 mo. Term SOFR + 4.50%) (f)	8.23%	01/10/2029		540	540,324

Revolver Loan (3 mo. Term SOFR + 4.50%) (f)	8.23%	01/10/2029		63	62,942

Revolver Loan (e)	0.00%	01/10/2029		199	199,315

Hexion International Holdings B.V., Term Loan B (1 mo. Term SOFR + 4.00%)	7.69%	03/15/2029		917	906,325

Ineos Quattro (STYRO) (United Kingdom)
Term Loan B (1 mo. EURIBOR + 4.50%)	6.75%	04/02/2029	EUR	67	64,405

Term Loan B (1 mo. Term SOFR + 4.35%)	8.04%	04/02/2029		1,269	1,069,636

Term Loan B (1 mo. Term SOFR + 3.85%)	7.54%	03/14/2030		200	159,971

Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 3.25%)	6.94%	02/18/2030		732	694,174

Term Loan B (1 mo. Term SOFR + 3.00%)	6.69%	02/07/2031		1,200	1,120,486

Lummus Technology Holdings V LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.19%	12/31/2029		329	329,214

Nouryon Finance B.V., Term Loan B (3 mo. Term SOFR + 3.50%)	7.17%	07/08/2031		363	365,487

Olympus Water US Holding Corp., First Lien Term Loan (d)	-	06/20/2031		360	360,998

Oxea Corp. (OQ Chemicals), Term Loan B-2 (3 mo. Term SOFR + 4.85%) (Acquired 06/23/2023-07/06/2026; Cost $2,836,743) (g)	8.60%	04/08/2031		3,007	2,011,962

SCIL USA Holdings LLC, Term Loan B (3 mo. Term SOFR + 4.00%) (f)	7.76%	11/08/2032		719	724,740

Windsor Holdings III LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.44%	08/01/2030		344	346,316

					14,466,478

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Senior Loan Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000) (a)	Value

Clothing & Textiles–0.84%
ABG Intermediate Holdings 2 LLC
Incremental Term Loan (1 mo. Term SOFR + 2.25%)	5.94%	02/13/2032	$860	$862,924

Term Loan (1 mo. Term SOFR + 2.25%)	5.94%	12/21/2028	574	576,565

Tory Burch LLC, Term Loan B (1 mo. Term SOFR + 4.00%)	7.69%	04/30/2031	351	353,611

Varsity Brands, Inc., Term Loan (3 mo. Term SOFR + 2.75%)	6.48%	08/26/2031	725	725,696

				2,518,796

Conglomerates–0.23%
CoorsTek, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.23%	10/28/2032	687	691,005

Containers & Glass Products–4.32%
Berlin Packaging LLC, Term Loan (3 mo. Term SOFR + 3.25%)	6.98%	06/07/2031	937	934,373

Clydesdale Acquisition Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.94%	04/01/2032	1,156	1,141,693

Consolidated Container Co. LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.19%	06/11/2031	372	363,816

Graham Packaging Co., Inc., Term Loan (1 mo. Term SOFR + 2.25%)	5.94%	01/26/2033	550	552,124

Iris Holding, Inc. (Intertape), First Lien Term Loan (3 mo. Term SOFR + 4.85%)	8.67%	06/28/2028	962	928,593

Libbey Glass LLC, Term Loan B (3 mo. Term SOFR + 6.65%) (Acquired 11/22/2022-01/23/2025; Cost $2,405,632) (f)(g)	10.49%	11/22/2027	2,446	2,341,965

Mold-Rite Plastics LLC (Valcour Packaging LLC)
Term Loan A-1 (1 mo. Term SOFR + 5.25%)	8.91%	10/04/2028	1,005	1,014,325

Term Loan A-2 (1 mo. Term SOFR + 3.86%)	7.52%	10/04/2028	1,178	972,366

Plastipak Packaging, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.19%	09/24/2032	552	553,771

Pregis Corp., Term Loan B (1 mo. Term SOFR + 3.75%)	7.44%	02/01/2029	780	786,369

Refresco (Pegasus Bidco B.V.) (Netherlands), Term Loan B (3 mo. Term SOFR + 2.50%)	6.24%	07/12/2032	820	822,800

Sword Purchaser LLC, Term Loan (1 mo. Term SOFR + 4.00%)	7.69%	04/09/2033	1,449	1,435,433

TricorBraun, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.94%	03/03/2031	551	500,451

Trident TPI Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.75%)	7.48%	09/15/2028	569	558,726

				12,906,805

Cosmetics & Toiletries–1.02%
Bausch & Lomb Corp., Term Loan (1 mo. Term SOFR + 3.75%)	7.44%	01/15/2031	1,871	1,885,203

Prestige Brands, Inc., Term Loan (1 mo. Term SOFR + 2.00%) (f)	5.69%	05/20/2033	260	261,427

Reckitt Essential Home (Lavender B.V./US Holdco), Term Loan (3 mo. Term SOFR + 3.25%)	6.98%	12/30/2032	899	900,938

				3,047,568

Drugs–0.65%
Alkermes, Inc., Term Loan B (3 mo. Term SOFR + 2.25%)	5.99%	08/12/2031	320	322,505

Grifols International Services DAC, First Lien Term Loan B (6 mo. Term SOFR + 2.50%)	6.19%	04/14/2033	1,606	1,612,748

				1,935,253

Ecological Services & Equipment–2.27%
Anticimex Global AB (Sweden), Term Loan (3 mo. Term SOFR + 2.81%)	6.55%	11/17/2031	878	882,278

Arcwood Environmental Inc., Term Loan (3 mo. Term SOFR + 3.00%) (f)	6.82%	04/01/2033	301	303,977

Deep Blue Midland Basin LLC, Term Loan B (3 mo. Term SOFR + 2.25%) (f)	5.90%	10/01/2032	628	630,718

EnergySolutions LLC
Term Loan (1 mo. Term SOFR + 3.25%)	6.94%	09/20/2030	1,062	1,064,135

Term Loan B (d)	-	07/23/2033	677	683,571

Erie US Merger Sub, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.16%	03/03/2032	1,027	1,031,792

Groundworks LLC, Term Loan (1 mo. Term SOFR + 3.50%)	7.19%	03/14/2031	1,296	1,302,572

MIP V Waste LLC (GreenWaste), Term Loan B (3 mo. Term SOFR + 2.50%) (f)	6.32%	08/20/2032	224	224,580

Tidal Waste & Recycling Holdings LLC (Coastal Waste & Recyling), Term Loan (3 mo. Term SOFR + 2.75%)	6.48%	10/24/2031	665	667,805

				6,791,428

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Senior Loan Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000) (a)	Value

Electronics & Electrical-9.49%
ADI Global Distribution Funding LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.44%	06/17/2033	$ 244	$244,719

Applied Systems, Inc., Term Loan B (3 mo. Term SOFR + 2.75%)	5.98%	02/24/2031	1,074	1,059,150

Belden, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	5.94%	06/30/2033	568	571,465

Dayforce LLC, Term Loan (3 mo. Term SOFR + 3.00%)	6.82%	02/04/2033	791	765,440

Delta Topco, Inc. (Infoblox, Inc.), Term Loan B (3 mo. Term SOFR + 2.75%)	6.40%	11/30/2029	1,097	1,072,839

Duck Creek Technologies, Inc. (Disco Parent, Inc.), Term Loan (3 mo. Term SOFR + 3.00%) (f)	6.76%	08/06/2032	363	361,317

Epicor Software Corp., Term Loan F (1 mo. Term SOFR + 2.75%)	6.44%	05/30/2031	1,078	1,056,518

Exclusive Group (France)
Term Loan B-1 (3 mo. Term SOFR + 4.50%)	8.25%	12/10/2031	319	308,779

Term Loan B-2 (3 mo. Term SOFR + 4.50%)	8.25%	12/10/2031	159	153,811

Gryphon Debt Merger Sub, Inc. (aka Altera) (United Kingdom), Term Loan B (3 mo. Term SOFR + 2.75%)	6.41%	09/10/2032	1,030	1,034,999

Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC), Term Loan B-5 (3 mo. Term SOFR + 4.25%)	7.98%	09/30/2028	1,547	1,544,283

Infinite Electronics
First Lien Incremental Term Loan (1 mo. Term SOFR + 6.25%) (f)	9.98%	03/02/2028	310	311,658

First Lien Term Loan (3 mo. Term SOFR + 3.76%)	7.58%	03/02/2028	1,220	1,219,876

Second Lien Term Loan (3 mo. Term SOFR + 7.26%)	11.08%	03/02/2029	253	250,353

Instructure Holdings, Inc., Term Loan (3 mo. Term SOFR + 2.75%)	6.45%	11/13/2031	925	890,886

ION Platform Finance US, Inc., Term Loan (3 mo. Term SOFR + 3.75%)	7.48%	10/07/2032	1,699	1,309,837

KnowBe4 (aka Oranje MidCo. LLC), Term Loan B (3 mo. Term SOFR + 3.75%)	7.57%	07/26/2032	172	125,564

Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (6 mo. Term SOFR + 6.75%) (f)	10.76%	07/10/2028	582	557,075

Term Loan B (6 mo. GBP SONIA + 7.03%) (f)	10.76%	07/10/2028	GBP 435	564,057

Mavenir Systems, Inc., Second Lien Term Loan (f)	12.00%	07/26/2030	145	95,425

McAfee Enterprise, Term Loan (3 mo. Term SOFR + 3.25%)	10.07%	07/27/2028	996	988,504

Modena Buyer LLC (End User Computing), Term Loan (3 mo. Term SOFR + 4.25%)	8.07%	07/01/2031	1,220	1,177,099

Proofpoint, Inc., Extended Term Loan (3 mo. Term SOFR + 4.50%)	8.25%	08/31/2030	1,841	1,818,854

Quest Software US Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 4.40%)	8.22%	02/01/2029	2,078	1,116,919

First Lien Term Loan (3 mo. Term SOFR + 6.00%)	9.82%	02/01/2029	1,253	1,215,557

Renaissance Holding Corp., Term Loan (1 mo. Term SOFR + 4.00%)	7.69%	04/05/2030	1,689	1,306,076

Resideo Funding, Inc., Term Loan B (3 mo. Term SOFR + 2.00%)	5.67%	08/13/2032	498	500,837

SonicWall US Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 5.00%)	8.74%	04/26/2030	1,288	486,385

First Lien Term Loan (3 mo. Term SOFR + 7.50%)	11.24%	04/26/2030	260	256,684

STG-Fairway Acquisitions, Inc., First Lien Term Loan B-3 (3 mo. Term SOFR + 2.75%)	6.48%	10/31/2031	1,384	1,385,862

UKG, Inc., Term Loan B (3 mo. Term SOFR + 2.25%)	6.07%	02/10/2031	1,120	1,090,907

UST Holdings Ltd., Term Loan B (1 mo. Term SOFR + 3.00%)	6.69%	11/20/2028	1,102	1,075,726

Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.50%) (f)	7.95%	05/31/2029	EUR 1,412	1,635,004

Term Loan B-2 (6 mo. Term SOFR + 5.93%) (f)	9.44%	05/31/2029	797	794,643

				28,347,108

Financial Intermediaries-3.07%
American Airlines, Inc. (France), Term Loan B (3 mo. EURIBOR + 4.00%)	0.00%	08/05/2033	EUR 500	575,452

AnaCap (AFE S.A. SICAV-RAIF) (Italy)
Delayed Draw Term Loan (f)	10.50%	01/01/2030	EUR 138	159,441

Delayed Draw Term Loan (e)	0.00%	01/01/2030	EUR 64	73,405

Term Loan (f)	10.50%	01/01/2030	EUR 99	113,995

Term Loan (1 yr. EURIBOR + 0.02%) (f)	0.02%	01/15/2035	EUR 720	0

Term Loan B (3 mo. EURIBOR + 4.00%) (f)	6.46%	01/15/2030	EUR 892	882,591

AssetMark Financial Holdings, Inc., Term Loan B (3 mo. Term SOFR + 2.25%)	5.98%	09/05/2031	323	322,711

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Senior Loan Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000) (a)	Value

Financial Intermediaries-(continued)
Broadstreet Partners, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.19%	06/13/2031	$ 364	$359,544

Citrin Cooperman Advisors LLC
Delayed Draw Term Loan (e)(f)	0.00%	04/01/2032	94	91,069

Term Loan B (3 mo. Term SOFR + 3.00%)	6.73%	04/01/2032	459	453,700

Edelman Financial Engines Center LLC, Term Loan B (1 mo. Term SOFR + 4.75%)	7.69%	12/01/2031	945	950,746
Eisner Advisory Group LLC
Delayed Draw Term Loan (e)(f)	0.00%	02/28/2031	326	326,863

Incremental Term Loan (1 mo. Term SOFR + 4.00%)	7.69%	02/28/2031	395	392,093

Focus Financial Partners LLC, Term Loan B-8 (d)	-	09/15/2031	456	451,330

Grant Thornton Advisors LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.75%)	6.44%	06/02/2031	1,757	1,680,818
Hightower Holding LLC, Term Loan B (3 mo. Term SOFR + 2.75%) (f)	6.51%	02/03/2032	528	527,564

Hightower Holding LLC., Delayed Draw Term Loan (e)(f)	0.00%	02/03/2032	132	131,965

NFP Wealth (Chicago US MidCo III)
Delayed Draw Term Loan (e)	0.00%	11/01/2032	61	60,954

Term Loan B (1 mo. Term SOFR + 2.50%)	6.19%	11/01/2032	412	409,395

Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	7.82%	01/27/2033	708	711,927
Tricor (Thevelia/Vistra-Virtue), Term Loan (3 mo. Term SOFR + 3.00%)	6.73%	06/18/2029	496	487,707

				9,163,270

Food & Drug Retailers-0.10%
Prosol (Helia Bidco/ZF Invest/ZF Bidco) (France), Term Loan B-1 (3 mo. EURIBOR + 3.75%)	6.15%	05/06/2033	EUR 250	289,237

Food Products-3.42%
Arnott’s (Snacking Investments US LLC), Term Loan B (3 mo. Term SOFR + 2.50%)	6.32%	10/29/2032	683	686,410
BrightPet (AMCP Pet Holdings, Inc.)
PIK Term Loan, 1.50% PIK Rate, 9.47% Cash Rate (f)(i)	9.47%	10/05/2026	2,306	1,353,377

Revolver Loan (3 mo. Term SOFR + 7.15%) (f)	10.97%	10/05/2026	359	210,483

Cerelia (Trustfood Bidco) (France), Term Loan (3 mo. EURIBOR + 3.75%)	6.04%	06/24/2032	EUR 250	292,021
Chefs’ Warehouse Parent LLC, Term Loan B (d)	-	08/12/2033	354	356,809

CHG PPC Parent LLC, Term Loan B (1 mo. Term SOFR + 3.11%)	6.80%	12/08/2028	192	193,585

Chobani, Inc., Term Loan (1 mo. Term SOFR + 2.25%)	5.94%	10/28/2032	385	386,810

Flora Foods (Netherlands), Term Loan B-15 (6 mo. Term SOFR + 4.25%) (j)	7.87%	10/31/2030	1,289	1,255,373
Florida Food Products LLC
First Lien Term Loan (3 mo. Term SOFR + 5.50%)	9.23%	10/15/2030	638	634,796

First Lien Term Loan B (3 mo. Term SOFR + 5.50%)	9.23%	10/15/2030	475	472,993

First Lien Term Loan C (3 mo. Term SOFR + 5.50%)	9.23%	10/15/2030	65	64,702

Second Lien Term Loan A (3 mo. Term SOFR + 5.25%) (f)	8.99%	10/15/2030	1,307	1,045,308

Second Lien Term Loan B (3 mo. Term SOFR + 5.00%) (f)	8.73%	10/15/2030	179	142,989

Second Lien Term Loan C (3 mo. Term SOFR + 5.25%) (f)	8.99%	10/15/2030	97	77,908

Second Lien Term Loan D (3 mo. Term SOFR + 5.25%) (f)	8.99%	10/15/2030	30	24,364

Third Lien Term Loan (3 mo. Term SOFR + 8.25%)	11.99%	04/15/2031	513	134,736

Froneri International PLC (United Kingdom), Term Loan (6 mo. Term SOFR + 2.50%)	6.45%	09/30/2032	1,267	1,263,137
Shearer’s Foods LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.44%	02/12/2031	365	362,615

Solina (Powder Bidco), Term Loan B (3 mo. Term SOFR + 3.25%)	6.91%	09/12/2032	546	548,818

TreeHouse Foods, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	7.44%	02/11/2033	696	699,530
				10,206,764

Food Service-1.61%
BradyPLUS Holdings, LLC, Term Loan (1 mo. Term SOFR + 3.50%)	7.19%	12/29/2032	1,205	1,191,800

Gategroup (Switzerland), Term Loan (3 mo. Term SOFR + 3.50%)	7.23%	06/10/2032	453	457,248

IRB Holding Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	6.19%	12/15/2030	1,252	1,257,847

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value

Food Service-(continued)
Selecta Group B.V. (Switzerland)
Revolver Loan (6 mo. EURIBOR + 5.50%) (Acquired 06/06/2025-12/08/2025; Cost $1,491,889) (f)(g)	8.21%	08/01/2030	EUR 1,327	$1,532,126

Revolver Loan (e) (f)	0.00%	08/01/2030	EUR 3	3,719

Whatabrands LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.39%	08/13/2033	$ 371	372,301

				4,815,041

Forest Products-1.07%
Charter NEX US, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.15%	11/29/2030	1,396	1,401,279

NewLife Forest Restoration LLC, Term Loan (Acquired 02/22/2022-05/29/2026; Cost $4,535,430) (d)(f)(g)	-	04/10/2029	853	852,444

ProAmpac PG Borrower LLC, First Lien Term Loan (3 mo. Term SOFR + 4.00%)	7.82%	03/07/2033	933	931,966

				3,185,689

Health Care-6.37%
AEA International Holdings (Luxembourg) S.A.r.l, First Lien Term Loan (3 mo. Term SOFR + 3.00%) (f)	6.84%	07/29/2033	795	798,706

Ascend Learning LLC, Term Loan (1 mo. Term SOFR + 3.00%)	6.69%	12/11/2028	898	898,609

BioMarin Pharmaceutical, Inc., Term Loan (3 mo. Term SOFR + 1.61%)	5.43%	04/27/2033	321	321,220

Boots Group Finco L.P. (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.25%)	6.92%	08/30/2032	561	564,158

Catalent, Inc., Term Loan (1 mo. Term SOFR + 3.00%)	6.64%	08/12/2033	656	659,652

Cerba (Chrome Bidco) (France)
Incremental Term Loan C (3 mo. EURIBOR + 3.95%) (Acquired 02/15/2022-03/25/2025; Cost $2,028,414) (g)	6.50%	02/16/2029	EUR 2,073	1,656,090

Term Loan B (6 mo. EURIBOR + 3.70%) (Acquired 03/24/2025-05/29/2026; Cost $1,827,080) (g)	6.25%	06/30/2028	EUR 2,000	1,604,681

Certara Holdco, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.44%	06/26/2031	360	361,193

Concentra Health Services, Inc., Term Loan B (1 mo. Term SOFR + 1.75%)	5.44%	07/26/2031	114	113,643

Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.50%)	8.22%	08/13/2031	290	292,035

Global Medical Response, Inc., Term Loan	-	10/01/2032	1,253	1,260,330

HAH Group Holding Co. (Help At Home), Term Loan B (1 mo. Term SOFR + 5.00%)	8.69%	09/24/2031	633	592,669

Hologic, Inc., Term Loan B (3 mo. Term SOFR + 2.25%)	5.99%	04/07/2033	1,140	1,125,139

ImageFirst, Term Loan B (3 mo. Term SOFR + 3.00%)	6.66%	03/12/2032	678	677,574

MB2 Dental Solutions LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%) (f)	9.19%	02/15/2031	139	139,123

Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%) (f)	9.19%	02/15/2031	97	97,567

Revolver Loan (1 mo. Term SOFR + 5.50%) (f)	9.19%	02/15/2031	6	6,181

Revolver Loan (e)	0.00%	02/15/2031	41	41,360

Term Loan (1 mo. Term SOFR + 5.50%) (f)	9.19%	02/13/2031	671	673,724

McKesson Medical-Surgical Top Holdings, Inc., Term Loan B (3 mo. Term SOFR + 2.25%)	5.98%	06/04/2032	833	837,409

Opal Bidco SAS (France), Term Loan B (3 mo. Term SOFR + 2.50%)	6.23%	04/28/2032	1,489	1,498,377

Organon & Co., Term Loan (1 mo. Term SOFR + 2.25%)	5.94%	05/19/2031	445	445,904

Parexel International, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.19%	12/12/2031	456	458,576

Pathway Vet Alliance LLC, First Lien Term Loan (3 mo. Term SOFR + 5.00%) (Acquired 05/05/2025-05/07/2025; Cost $592,923) (g)	8.82%	06/30/2028	596	604,196

Precision Medicine Group LLC, Term Loan B (3 mo. Term SOFR + 3.50%)	7.32%	08/20/2032	789	793,034

Sharp Services LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	6.73%	09/29/2032	343	345,503

Southern Veterinary Partners LLC, Term Loan (1 mo. Term SOFR + 2.50%)	6.19%	12/04/2031	1,381	1,385,727

US Fertility Enterprises LLC
Delayed Draw Term Loan (e)	0.00%	12/30/2032	37	37,024

Term Loan B (1 mo. Term SOFR + 3.00%)	6.73%	12/30/2032	718	721,767

				19,011,171

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value

Home Furnishings–1.73%
Hunter Douglas Holding B.V. (Netherlands), Term Loan B-1 (3 mo. Term SOFR + 3.00%)	6.73%	01/17/2032	$728	$730,599

LSF12 Crown US Commercial Bidco LLC, Term Loan (1 mo. Term SOFR + 2.50%)	6.24%	12/02/2031	409	411,339

Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.61%) (f)	11.35%	06/29/2028	96	95,320

Term Loan (3 mo. Term SOFR + 7.61%)	11.35%	06/29/2028	1,354	1,277,046

Tempur Sealy International, Inc., Term Loan B (1 mo. Term SOFR + 1.96%)	5.65%	10/24/2031	482	486,532

VC GB Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.76%)	7.49%	07/21/2028	1,074	1,081,278

Weber-Stephen Products LLC, Term Loan (3 mo. Term SOFR + 3.75%)	7.48%	10/01/2032	1,092	1,087,796

				5,169,910

Industrial Equipment–4.44%
Alliance Laundry Systems LLC, Term Loan B (3 mo. Term SOFR + 2.00%)	5.82%	08/19/2031	931	933,675

Cleanova US Holdings LLC, Term Loan B (3 mo. Term SOFR + 4.75%)	8.41%	06/14/2032	807	805,301

Columbus Mckinnon Corp., Term Loan B	-	01/31/2033	627	630,346

CompoSecure Holdings L.L.C., Term Loan B (3 mo. Term SOFR + 2.25%)	5.92%	01/14/2033	169	168,583

Cooper Machinery/Astro Acquisition, Term Loan (3 mo. Term SOFR + 2.50%)	5.98%	08/30/2032	477	479,476

Dwyer Instruments LLC (DwyerOmega), Delayed Draw Term Loan (e)	0.00%	07/16/2033	103	103,733

Dwyer Instruments, LLC (DwyerOmega), Term Loan B (3 mo. Term SOFR + 2.50%)	6.28%	07/15/2033	1,517	1,521,411

DXP Enterprises, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.94%	10/11/2030	938	945,709

EMRLD Borrower L.P. (Copeland)
Incremental Term Loan B (3 mo. Term SOFR + 2.25%)	6.07%	08/04/2031	535	536,709

Term Loan B (1 mo. Term SOFR + 2.25%)	5.94%	05/31/2030	378	379,330

Engineered Machinery Holdings, Inc., Term Loan B (3 mo. Term SOFR + 2.75%)	6.49%	11/26/2032	169	169,931

Flow Merger Sub, Inc.
Term Loan (1 mo. Term SOFR + 3.25%)	6.94%	02/25/2033	139	139,517

Term Loan B (d)	-	03/04/2033	19	18,834

Kantar (Summer BC Bidco/KANGRP) (Luxembourg), Term Loan B (3 mo. Term SOFR + 5.25%)	8.99%	02/15/2029	1,188	1,002,293

LSF12 Helix Parent LLC (Hillenbrand), Term Loan B (1 mo. Term SOFR + 3.00%)	7.19%	02/10/2033	390	390,347

Madison IAQ LLC, Term Loan B (1 mo. Term SOFR + 1.81%)	5.47%	05/06/2032	1,108	1,107,767

Rehlko, Term Loan (3 mo. Term SOFR + 3.00%)	6.73%	05/01/2031	706	708,848

Sabre Industries, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.19%	08/23/2032	485	487,439

STS Operating, Inc. (Sunsource), Term Loan (1 mo. Term SOFR + 4.11%)	7.79%	03/25/2031	343	344,939

Tank Holding Corp., Revolver Loan (e)(f)	0.00%	03/31/2028	229	218,657

TK Elevator U.S. Newco, Inc. (Germany), Term Loan B (6 mo. Term SOFR + 2.75%)	6.70%	04/30/2030	1,241	1,248,908

TKE Thyssenkrupp Elevators (Vertical Midco) (Germany), Term Loan B (6 mo. Term SOFR + 2.89%)	6.70%	04/30/2030	304	306,495

Victory Buyer LLC (Vantage Elevator), Term Loan B (1 mo. Term SOFR + 3.00%)	6.69%	02/09/2033	600	604,126

				13,252,374

Insurance–3.22%
Acrisure LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	6.94%	06/21/2032	316	252,695

Acrisure LLC/Acrisure Finance, Inc., Term Loan B-6 (1 mo. Term SOFR + 3.00%)	6.69%	11/06/2030	316	269,844

Alliant Holdings Intermediate LLC, Term Loan (1 mo. Term SOFR + 2.50%)	6.19%	09/19/2031	2,485	2,481,921

AmWINS Group LLC, Term Loan (3 mo. Term SOFR + 2.00%)	5.73%	01/30/2032	1,117	1,107,401

CRC Insurance Group LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	6.48%	05/06/2031	359	354,743

HUB International Ltd., Term Loan (3 mo. Term SOFR + 2.25%)	5.98%	06/20/2030	844	846,671

Sedgwick Claims Management Services, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.19%	07/31/2031	2,777	2,780,552

USI, Inc.
Term Loan B (3 mo. Term SOFR + 2.25%)	5.98%	11/21/2029	819	821,095

Term Loan B (3 mo. Term SOFR + 2.25%)	5.98%	09/29/2030	697	698,006

				9,612,928

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value

Leisure Goods, Activities & Movies-4.32%
Amex GBT (Gaia Purchaser, Inc.), Term Loan B (d)	-	06/25/2033	$702	$707,189

Bombardier Recreational Products, Inc. (Canada), Term Loan B (1 mo. Term SOFR + 2.25%)	5.94%	01/22/2031	516	518,328

Crown Finance US, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.50%)	8.15%	12/02/2031	2,572	2,586,929

Fitness International LLC, Term Loan B (1 mo. Term SOFR + 4.50%)	8.19%	02/12/2029	829	833,128

Fugue Finance LLC, Term Loan (3 mo. Term SOFR + 2.25%)	6.02%	01/09/2032	721	721,574

GBT Group Servicers B.V. (fka Global Business Travel Holdings Limited), Term Loan B (3 mo.
Term SOFR + 2.00%)	5.81%	07/25/2031	945	945,176

Herschend Entertainment Co. LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.19%	05/27/2032	335	336,845

LC Ahab US Bidco LLC, Term Loan B (3 mo. Term SOFR + 2.50%)	6.32%	05/01/2031	395	394,937

Oak-Eagle AcquireCo, Inc. (Electronic Arts Inc; EA), Term Loan B (3 mo. Term SOFR + 3.50%)	7.25%	08/04/2033	1,380	1,395,179

Team SME LLC (The), Term Loan B (d)	-	06/23/2032	174	174,402

Tripadvisor, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	6.44%	07/08/2031	248	240,547

US Fitness, LLC
Delayed Draw Term Loan (e)(f)	0.00%	09/04/2031	43	41,675

Revolver Loan (e) (f)	0.00%	09/04/2030	294	287,063

Term Loan B (3 mo. Term SOFR + 5.50%) (f)	9.26%	09/04/2031	1,423	1,387,568

VUE Cinemas (VUECIN) (United Kingdom) Second Lien Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 02/20/2024-04/08/2026; Cost $343,591) (f)(g)	10.46%	12/31/2029	EUR 421	727,919

Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 02/20/2024-04/08/2026; Cost $278,632) (f)(g)	10.46%	12/31/2027	EUR 260	449,626

Vue International Bidco PLC (United Kingdom), Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 02/21/2024-04/08/2026; Cost $122,072) (f)(g)	10.46%	06/30/2027	EUR 115	231,602

World Choice Investments, Term Loan B (3 mo. Term SOFR + 4.75%)	8.47%	08/16/2031	907	903,575

				12,883,262

Lodging & Casinos-4.30%
Aimbridge Acquisition Co., Inc. First Lien Term Loan (1 mo. Term SOFR + 5.61%)	9.27%	03/11/2030	211	208,796

Term Loan (1 mo. Term SOFR + 7.50%)	11.27%	03/11/2030	199	194,729

AMCP Pet Holdings, Inc.
Delayed Draw Term Loan (1 mo. Term SOFR + 8.11%) (f)	11.79%	01/04/2028	51	50,671

Delayed Draw Term Loan (e)	0.00%	01/04/2028	17	16,890

Bingo Holdings I, LLC (PlayAGS), Term Loan B (3 mo. Term SOFR + 4.75%)	8.48%	06/30/2032	370	370,083

Caesars Entertainment, Inc.
Incremental Term Loan B (1 mo. Term SOFR + 2.25%)	5.94%	02/06/2030	543	532,216

Term Loan B-1 (1 mo. Term SOFR + 2.25%)	5.94%	02/06/2031	1,347	1,301,375

Fertitta Entertainment LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	6.94%	01/27/2029	1,480	1,484,878

Flutter Entertainment Public Ltd. Co., Term Loan B (3 mo. Term SOFR + 1.75%)	5.48%	11/30/2030	359	352,814

GVC Finance LLC (United Kingdom)
Term Loan (3 mo. Term SOFR + 2.25%) (j)	5.98%	10/31/2029	2,160	2,162,749

Term Loan (3 mo. Term SOFR + 2.25%)	5.98%	07/31/2032	271	271,195

Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. Term SOFR + 2.00%)	5.69%	07/18/2033	17	16,739

J&J Ventures Gaming LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.19%	04/26/2030	705	699,672

Ontario Gaming GTA L.P., First Lien Term Loan B (d)	-	08/01/2030	374	363,774

Pioneer Opco LLC (The Venetian), Term Loan (1 mo. Term SOFR + 3.25%)	6.94%	05/06/2033	983	991,599

Red Rock Resorts, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)	5.69%	03/14/2031	504	505,281

Travel + Leisure Co., Term Loan (1 mo. Term SOFR + 2.00%)	5.69%	12/14/2029	532	533,760

Turquoise/TRQ Sales LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	6.98%	12/30/2032	690	688,541

Voyager Parent LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	7.98%	07/01/2032	2,096	2,104,113

				12,849,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value

Nonferrous Metals & Minerals-0.79%
Covia Holdings Corp., Term Loan (3 mo. Term SOFR + 2.75%) (f)	6.50%	02/26/2032	$1,402	$1,407,087

SCIH Salt Holdings, Inc., Term Loan B (3 mo. Term SOFR + 2.75%)	6.50%	08/13/2031	962	958,971

				2,366,058

Oil & Gas-3.22%
Crescent Midstream, Term Loan (1 mo. Term SOFR + 3.25%)	6.91%	02/18/2033	319	321,322

ITT Holdings LLC (IMTT), Term Loan B (1 mo. Term SOFR + 1.98%)	5.66%	10/11/2030	587	587,086

McDermott International, Ltd.
First Lien Term Loan (e)(f)	0.00%	06/30/2027	86	84,170

LOC (3 mo. Term SOFR + 4.00%)	7.75%	10/17/2026	662	646,644

LOC (e)	0.00%	06/30/2027	1,372	1,346,593

PIK Term Loan, 3.00% PIK Rate, 4.80% Cash Rate (1 mo. Term SOFR + 1.00%) (i)	4.80%	12/31/2027	666	650,444

Term Loan (1 mo. Term SOFR + 3.11%)	6.80%	06/30/2027	135	131,503

Meade Pipeline, Term Loan B (3 mo. Term SOFR + 2.00%)	5.68%	09/22/2032	325	325,723

PG Investment Co. 59 S.a.r.l./URSA Minor US Bidco LLC (Rosen), Term Loan B (3 mo. Term SOFR + 2.00%)	5.98%	03/26/2031	461	461,833

Prairie ECI Acquiror L.P., Term Loan B (d)	-	08/01/2029	334	336,842

Rockpoint Gas Storage Partners L.P. (Canada), Term Loan (3 mo. Term SOFR + 2.25%)	5.98%	09/18/2031	1,081	1,083,833

Rockwood Service Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	6.19%	07/30/2031	339	341,104

Third Coast Infrastructure, LLC, Term Loan (1 mo. Term SOFR + 3.25%)	6.94%	09/25/2030	898	905,634

TransMontaigne Partners LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	5.94%	03/16/2030	1,034	1,038,885

Traverse Midstream Partners LLC, Term Loan (3 mo. Term SOFR + 2.25%)	6.04%	07/14/2033	199	199,611

Venture Global Calcasieu Pass, Term Loan B (6 mo. Term SOFR + 3.25%)	6.95%	04/11/2033	834	840,692

WhiteWater Matterhorn, Term Loan B (3 mo. Term SOFR + 1.75%)	5.50%	06/16/2032	311	309,373

				9,611,292

Publishing-2.08%
Adtalem Global Education, Inc., Term Loan B (3 mo. Term SOFR + 2.25%)	5.98%	02/04/2033	877	882,448

Cengage Learning, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	6.74%	03/24/2031	1,827	1,823,129

Century DE Buyer LLC (Simon & Schuster), Term Loan (3 mo. Term SOFR + 3.00%)	6.82%	10/30/2030	911	913,554

Harbor Purchaser, Inc. (Houghton Mifflin Harcourt), First Lien Term Loan B (1 mo. Term SOFR + 5.35%)	9.04%	04/09/2029	2,183	1,535,124

McGraw-Hill Education, Inc., Term Loan B (1 mo. Term SOFR + 2.61%)	6.29%	08/06/2031	1,050	1,055,805

				6,210,060

Radio & Television-0.78%
Discovery Global Holdings, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.19%	06/30/2033	1,784	1,790,099

Nexstar Broadcasting, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.44%	03/18/2033	529	530,870

				2,320,969

Retailers (except Food & Drug)-1.87%
Action Holding B.V. (Peer Holdings) (Netherlands), Term Loan B (3 mo. Term SOFR + 3.25%)	5.98%	10/14/2032	638	641,239

CNT Holdings I Corp. (1-800 Contacts), Term Loan B (3 mo. Term SOFR + 2.25%)	6.07%	11/08/2032	1,655	1,663,091

Great Outdoors Group LLC, Term Loan B-3 (1 mo. Term SOFR + 2.25%)	6.94%	01/23/2032	2,689	2,706,102

PetSmart, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	7.69%	08/18/2032	89	89,560

Savers, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.17%	09/17/2032	487	489,091

				5,589,083

Surface Transport-1.48%
Beacon Mobility Corp., Term Loan B (3 mo. Term SOFR + 2.50%)	6.26%	08/06/2030	829	831,249

Boluda Towage (Luxembourg), Term Loan (3 mo. Term SOFR + 2.50%)	6.23%	06/30/2033	199	200,843

Carrix Holdings LLC, Delayed Draw Term Loan (e)	0.00%	07/27/2033	63	62,734

Carrix, Inc., Term Loan B (3 mo. Term SOFR + 2.00%)	5.81%	07/15/2033	314	313,668

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value

Surface Transport–(continued)
First Student Bidco, Inc., Term Loan B (3 mo. Term SOFR + 2.25%)	5.98%	08/15/2030	$1,529	$1,532,029

Patriot Rail Co. LLC, Term Loan (3 mo. Term SOFR + 2.50%)	6.15%	03/08/2032	323	324,535

STG Distribution LLC, Term Loan (3 mo. Term SOFR + 6.90%) (f)	10.63%	07/15/2031	234	234,237

Student Transportation of America Holdings, Inc., Term Loan (3 mo. Term SOFR + 2.75%)	6.62%	06/24/2032	901	906,793

				4,406,088

Telecommunications–3.74%
Cincinnati Bell, Inc., Term Loan (1 mo. Term SOFR + 2.25%)	5.94%	11/22/2028	18	17,766

CoreWeave
Delayed Draw Term Loan (1 mo. Term SOFR + 4.50%)	8.15%	11/15/2031	136	137,487

Delayed Draw Term Loan (e)	0.00%	11/15/2031	178	179,633

CoreWeave Financing DDTL V-V LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%)	9.15%	09/30/2031	156	156,478

Delayed Draw Term Loan (e)	0.00%	09/30/2031	186	186,647

Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.69%	01/30/2031	1,803	1,815,302

Genesys Cloud Services Holdings I LLC, Term Loan (1 mo. Term SOFR + 2.25%)	6.19%	01/30/2032	372	363,710

Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. Term SOFR + 4.50%)	8.19%	09/27/2029	907	913,924

Lambda Compute II LLC, Term Loan B (d)	-	12/31/2030	176	177,682

Level 3 Financing, Inc., Term Loan (1 mo. Term SOFR + 2.75%)	6.44%	03/29/2032	2,160	2,170,847

MLN US HoldCo LLC (dba Mitel) Term Loan A-1 (1 mo. Term SOFR + 6.50%) (Acquired 06/25/2025-08/31/2026; Cost $561,380) (f)(g)	7.69%	06/20/2028	568	560,442

Term Loan A-2 (1 mo. Term SOFR + 8.00%) (Acquired 06/20/2025-08/31/2026; Cost $2,003,982) (f)(g)	6.00%	06/20/2030	2,240	1,961,405

ViaSat, Inc., Term Loan B (1 mo. Term SOFR + 4.61%)	8.27%	05/30/2030	862	870,057

Voyage Digital (NC) Ltd. (New Zealand), Term Loan (3 mo. Term SOFR + 3.25%)	6.97%	05/11/2029	931	934,750

Windstream Services LLC, Term Loan B (1 mo. Term SOFR + 4.00%)	7.69%	10/06/2032	359	361,406

Zayo Group Holdings, Inc., Term Loan, 0.50% PIK Rate, 6.80% Cash Rate (1 mo. Term SOFR + 3.00%) (i)	6.80%	03/11/2030	360	361,165

				11,168,701

Utilities–3.79%
Alpha Generation LLC
Term Loan B (1 mo. Term SOFR + 1.75%)	5.44%	09/30/2031	1,272	1,270,319

Term Loan B (1 mo. Term SOFR + 1.75%)	5.44%	05/27/2033	155	154,630

Astoria Energy LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	5.98%	06/23/2032	347	348,229

Covanta Holding Corp.
Term Loan B (1 mo. Term SOFR + 2.25%)	5.94%	01/15/2031	388	389,078

Term Loan B-1 (1 mo. Term SOFR + 2.25%)	5.91%	01/15/2031	385	385,857

Term Loan C-1 (1 mo. Term SOFR + 2.25%)	5.91%	01/15/2031	63	62,859

Dresser Utility Solutions
Delayed Draw Term Loan (e)	0.00%	08/05/2033	57	57,125

Term Loan B (d)	-	08/05/2033	352	353,463

Eastern Power LLC, Term Loan (3 mo. Term SOFR + 4.75%)	8.44%	04/03/2029	638	643,111

Hamilton Projects Acquiror LLC, Term Loan (3 mo. Term SOFR + 2.50%)	6.19%	05/30/2031	396	397,337

Lackawanna Energy Center LLC, Term Loan (1 mo. Term SOFR + 2.75%)	6.39%	08/05/2032	714	716,459

Lightning Power LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	5.44%	08/18/2031	1,673	1,678,071

Pathfinder Power LLC, Term Loan B (d)	-	06/22/2033	440	440,672

Resilience Parent, Term Loan B (3 mo. Term SOFR + 2.38%)
(Acquired 01/23/2026-05/05/2026; Cost $925,075) (g)	6.23%	01/31/2033	927	928,159

SkyVest Renewables, Term Loan B (3 mo. Term SOFR + 2.25%) (f)	6.13%	07/29/2033	489	489,350

Talen Energy Supply LLC
Incremental Term Loan (3 mo. Term SOFR + 1.75%)	5.48%	12/15/2031	572	571,219

Term Loan B (3 mo. Term SOFR + 1.75%)	5.48%	11/25/2032	991	989,063

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value

Utilities–(continued)
WEC US Holdings Ltd., Term Loan (1 mo. Term SOFR + 2.00%)	5.71%	01/27/2031	$1,445	$1,446,099

				11,321,100

Total Variable Rate Senior Loan Interests (Cost $324,298,255)				314,957,962

			Shares
Common Stocks & Other Equity Interests–9.93% (k)
Automotive–0.00%
Cabonline, Class D (Acquired 10/30/2023; Cost $38,035) (Sweden) (f)(g)			42,364,958	5

Cabonline, Class D1 (Acquired 10/30/2023; Cost $1) (Sweden) (f)(g)			1,490,997	0

Cabonline, Class D2 (Acquired 10/31/2023; Cost $1) (Sweden) (f)(g)			1,272,507	0

				5

Beverage & Tobacco–0.00%
City Brewing Company LLC (f)			4,402	0

Building & Development–0.88%
Empire Today LLC (Acquired 05/01/2026; Cost $1,447,990) (f)(g)			66,752	2,642,044

Lake at Las Vegas Joint Venture LLC, Class A (f)			780	0

Lake at Las Vegas Joint Venture LLC, Class B (Acquired 07/15/2010; Cost $93,975) (f)(g)			9	0

				2,642,044

Business Equipment & Services–4.12%
Monitronics International, Inc. (Acquired 06/30/2023–12/16/2025; Cost $1,659,537) (f)(g)			99,295	5,349,022

My Alarm Center LLC, Class A (Acquired 03/09/2021–05/17/2024; Cost $1,708,169) (f)(g)			25,611	6,941,071

				12,290,093

Cable & Satellite Television–0.07%
Altice France S.A., Class 3 (France)			10,872	206,158

Chemicals & Plastics–0.10%
A&R Logistics, Inc., Class A (Acquired 07/17/2026; Cost $265,290) (f)(g)			383	265,290

Ascend Performance Materials Operations LLC (f)			222,247,816	222

Ascend Performance Materials Operations LLC (Acquired 12/19/2025; Cost $398,680) (f)(g)			25,426	38,139

Ascend Performance Materials Operations LLC (f)			114,837,775	115

Flint Group (ColourOz Inv), Class A (Germany) (f)			15,366	0

				303,766

Containers & Glass Products–0.34%
Libbey Glass LLC (Acquired 11/13/2020–09/05/2025; Cost $441,617) (f)(g)			96,865	1,019,988

Electronics & Electrical–0.00%
Red Range Operating, Inc., Class A–1 (Acquired 05/29/2025; Cost $0) (f)(g)			1	0

Robertshaw Controls Co. (f)			1,239	0

Sandvine Corp. (Acquired 06/28/2024; Cost $0) (f)(g)			3,449	0

				0

Food Service–0.61%
Selecta Group B.V., Class A1 (Acquired 07/31/2025; Cost $1,394,522) (Switzerland) (f)(g)			12,118	1,451,341

Selecta Group B.V., Class A2 (Acquired 07/31/2025; Cost $369,172) (Switzerland) (f)(g)			3,208	384,214

				1,835,555

Forest Products–0.01%
NewLife Forest Restoration LLC ()			34,604	34,604

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Senior Loan Fund

			Shares	Value

Home Furnishings–0.13%
Serta Simmons Bedding LLC			52,572	$387,718

Leisure Goods, Activities & Movies–0.55%
Crown Finance US, Inc.			64,537	1,639,918

Hurtigruten Expedition (f)			3,631	2,485

VUE Cinemas (VUECIN), Class A1 (Acquired 02/20/2024; Cost $0) (United Kingdom) (f)(g)			987	0

VUE Cinemas (VUECIN), Class A2 (Acquired 02/20/2024; Cost $0) (United Kingdom) (f)(g)			486,292	1

VUE Cinemas (VUECIN), Class A3 (Acquired 02/20/2024; Cost $0) (United Kingdom) (f)(g)			302,703	0

VUE Cinemas (VUECIN), Class A4 (United Kingdom) (f)			211,027	0

				1,642,404

Lodging & Casinos–0.32%
Aimbridge Acquisition Co., Inc. (Acquired 03/11/2025; Cost $1,174,500) (g)			17,400	713,400

Caesars Entertainment, Inc. (l)			8,413	249,866

				963,266

Oil & Gas–1.05%
McDermott International, Ltd. (l)			65,397	287,747

McDermott International, Ltd. (Bermuda)			637,217	2,803,755

Samson Investment Co., Class A (Acquired 03/01/2017; Cost $3,246,273) (f)(g)			84,254	5,898

Tribune Resources LLC (f)			382,888	26,802

				3,124,202

Radio & Television–0.00%
iHeartMedia, Inc., Class B (f)			17	57

Surface Transport–1.14%
Commercial Barge Line Co. (Acquired 02/15/2018–02/06/2020; Cost $420,320) (f)(g)			4,992	514,051

Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 08/20/2026; Cost $9,652) (g)			15,443	9,652

Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018–02/06/2020; Cost $441,875) (f)(g)			5,248	540,413

Hurtigruten Group AS (Norway) (f)			25,243	1,333,533

STG Distribution LLC (Acquired 07/08/2026; Cost $966,156) (f)(g)			123,226	1,002,125

				3,399,774

Telecommunications–0.61%
MLN US HoldCo. LLC (dba Mitel) (f)			267,066	1,808,037

Total Common Stocks & Other Equity Interests (Cost $39,292,189)				29,657,671

	Interest Rate	Maturity Date	Principal Amount (000) (a)
U.S. Dollar Denominated Bonds & Notes–2.81%
Air Transport–0.25%
WestJet, An Alberta Partnership (Canada) (m)	8.00%	02/14/2031	$772	743,573

Brokers, Dealers & Investment Houses–0.01%
First Eagle Holdings, Inc. (m)	7.25%	08/15/2032	32	32,674

Building & Development–0.20%
QXO Building Products, Inc. (m)	6.75%	04/30/2032	300	307,084

Signal Parent, Inc. (Acquired 09/11/2023–09/27/2023; Cost $444,756) (f)(g) (m)	6.13%	04/01/2029	561	286,110

				593,194

Business Equipment & Services–0.09%
Cloud Software Group LLC (m)	8.25%	06/30/2032	38	37,241

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value

Business Equipment & Services–(continued)
Cloud Software Group, Inc. (m)	6.63%	08/15/2033	$80	$72,607

Garda World Security Corp. (Canada) (m)	6.50%	01/15/2031	153	155,350

				265,198

Cable & Satellite Television–0.32%
Altice Financing S.A. (Luxembourg) (m)	5.75%	08/15/2029	22	13,366

Altice France S.A. (France) (m)	6.88%	07/15/2032	232	228,185

Altice France S.A. (France) (m)	6.88%	10/15/2030	250	245,076

Altice-International (Financing S.A) (Luxembourg) (m)	5.00%	01/15/2028	783	476,908

				963,535

Chemicals & Plastics–0.01%
BASF Coatings (m)	7.13%	06/15/2033	32	32,537

Containers & Glass Products–0.06%
Sword Purchaser LLC (m)	8.25%	04/15/2033	160	165,702

Electronics & Electrical–0.14%
Diebold Nixdorf, Inc. (m)	7.75%	03/31/2030	152	158,999

ION Platform Finance US, Inc./ION Platform Finance S.a.r.l. (m)	9.00%	08/01/2029	295	269,995

				428,994

Food Products–0.37%
Froneri Lux Finco S.a.r.l. (United Kingdom) (m)	6.00%	08/01/2032	276	272,569

Industrial F&B Investments III, Inc. (m)	7.75%	02/11/2033	124	125,516

Viking Baked Goods Acquisition Corp. (m)	8.63%	11/01/2031	704	706,499

				1,104,584

Health Care–0.13%
Global Medical Response, Inc. (m)	7.38%	10/01/2032	61	63,257

HAH Group Holding Co. LLC (m)	9.75%	10/01/2031	66	62,670

Opal Bidco SAS (France) (m)	6.50%	03/31/2032	271	273,733

				399,660

Industrial Equipment–0.62%
Columbus McKinnon Corp. (m)	7.13%	02/01/2033	309	312,858

CompoSecure Holdings LLC (m)	5.63%	02/01/2033	32	31,020

EMRLD Borrower L.P./Emerald Co–Issuer, Inc. (m)	6.63%	12/15/2030	1,479	1,510,181

				1,854,059

Insurance–0.09%
HUB International Ltd. (m)	7.25%	06/15/2030	263	270,887

Leisure Goods, Activities & Movies–0.06%
Gaia Purchaser, Inc. (m)	7.63%	07/15/2033	64	65,383

Oak-Eagle AcquireCo, Inc. (m)	7.25%	07/01/2033	104	108,228

				173,611

Lodging & Casinos–0.14%
Caesars Entertainment, Inc. (m)	6.50%	02/15/2032	128	123,841

Caesars Entertainment, Inc. (m)	7.00%	02/15/2030	161	162,029

Travel + Leisure Co. (m)	6.13%	09/01/2033	137	135,204

				421,074

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000) (a)	Value
Publishing–0.03%
McGraw-Hill Education, Inc. (m)	7.38%	09/01/2031	$ 95	$97,628

Retailers (except Food & Drug)–0.20%
PetSmart LLC/PetSmart Finance Corp. (m)	7.50%	09/15/2032	597	603,076

Surface Transport–0.09%
Beacon Mobility Corp. (m)	7.25%	08/01/2030	248	255,206
Total U.S. Dollar Denominated Bonds & Notes (Cost $8,222,299)				8,405,192

Non–U.S. Dollar Denominated Bonds & Notes–1.56% (n)
Automotive–0.23%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $113,120) (f)(g)(m)	10.00%	03/19/2028	SEK 1,273	127,946
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $231,406) (f)(g)(h)(m)	0.00%	03/19/2028	SEK 2,545	255,281
Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $522,746) (f)(g)(h)(m)	0.00%	04/19/2029	SEK 4,920	306,798
				690,025

Cable & Satellite Television–0.06%
Altice–International (Financing S.A) (Luxembourg) (m)	3.00%	01/15/2028	EUR 260	182,211

Financial Intermediaries–0.59%
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%) (m)(o)	7.90%	12/15/2029	EUR 1,000	1,164,589
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%) (m)(o)	7.90%	12/15/2029	EUR 500	582,294
				1,746,883

Food Service–0.43%
Selecta Group B.V. (Switzerland) (f)	15.00%	10/01/2030	EUR 1,131	1,273,373

Surface Transport–0.25%
Zenith Finco PLC (United Kingdom) (m)	6.50%	06/30/2031	GBP 632	755,188
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $4,887,519)				4,647,680

			Shares
Preferred Stocks–1.32%
Business Equipment & Services–0.03%
Orchid Merger Sub II, LLC, Pfd. (Acquired 07/23/2026; Cost $88,158) (f)(g)			167	88,158

Oil & Gas–0.00%
Southcross Energy Partners L.P., Pfd. (Acquired 05/07/2019–08/23/2019; Cost $291,940) (f)(g)			292,193	1,724

Surface Transport–1.29%
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020–10/27/2020; Cost $ 505,738) (f)(g)			21,989	2,264,317
Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045 (Acquired 02/05/2020–10/27/2020; Cost $ 355,189) (f)(g)			15,443	1,590,243
				3,854,560
Total Preferred Stocks (Cost $1,241,024)				3,944,442
TOTAL INVESTMENTS IN SECURITIES–121.12% (Cost $377,941,286)				361,612,947
BORROWINGS–(20.10)%				(60,000,000)
OTHER ASSETS LESS LIABILITIES–(1.02)%				(3,061,378)
NET ASSETS–100.00%				$298,551,569

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Senior Loan Fund

Investment Abbreviations:

DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	This variable rate interest will settle after August 31, 2026, at which time the interest rate will be determined.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(g)	Restricted security. The aggregate value of these securities at August 31, 2026 was $46,326,452, which represented 15.52% of the Fund’s Net Assets.
(h)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2026 was $8,157,786, which represented 2.73% of the Fund’s Net Assets.

(i)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(j)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(k)	Securities acquired through the restructuring of senior loans.
(l)	Non-income producing security.
(m)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2026 was $11,779,499, which represented 3.95% of the Fund’s Net Assets.

(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2026.
The aggregate value of securities considered illiquid at August 31, 2026 was $20,282,058, which represented 6.79% of the Trust’s Net Assets.
Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty		Deliver		Receive
Currency Risk
10/30/2026	J.P. Morgan Chase Bank, N.A.	EUR	15,825,391	USD	18,502,432	$79,046
09/28/2026	Royal Bank of Canada	SEK	76,350	USD	8,055	72
10/30/2026	Royal Bank of Canada	NOK	12,335,595	USD	1,324,475	5,331
10/30/2026	Royal Bank of Canada	SEK	9,556,675	USD	1,010,114	9,058
09/28/2026	State Street Bank & Trust Co.	USD	19,889	GBP	14,957	378
10/30/2026	State Street Bank & Trust Co.	USD	210,659	SEK	2,018,165	742
10/30/2026	Toronto Dominion Bank	GBP	1,048,503	USD	1,429,074	8,204
Subtotal-Appreciation						102,831

Currency Risk
09/28/2026	Bank of New York Mellon (The)	USD	11,364	GBP	8,380	(9)
09/28/2026	BNP Paribas S.A.	EUR	15,825,391	USD	18,055,173	(345,418)
09/28/2026	J.P. Morgan Chase Bank, N.A.	USD	18,480,431	EUR	15,825,391	(79,840)
09/28/2026	Morgan Stanley and Co. International PLC	SEK	9,388,069	USD	969,763	(11,871)
09/28/2026	Royal Bank of Canada	GBP	1,071,840	USD	1,428,662	(23,721)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Senior Loan Fund

Open Forward Foreign Currency Contracts–(continued)
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)
09/28/2026	Royal Bank of Canada	NOK	12,335,595	USD	1,287,378	$(32,365)

09/28/2026	Royal Bank of Canada	SEK	92,255	USD	9,571	(75)

09/28/2026	Royal Bank of Canada	USD	1,325,123	NOK	12,335,595	(5,380)

09/28/2026	Royal Bank of Canada	USD	1,008,359	SEK	9,556,675	(9,096)

09/28/2026	Toronto Dominion Bank	USD	1,429,049	GBP	1,048,503	(8,288)

Subtotal-Depreciation						(516,063)

Total Forward Foreign Currency Contracts						$(413,232)

Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– U.S. Dollar
Portfolio Composition
†
By credit quality, based on total investments
as of August 31, 2026

BBB-	1.96%
BB+	3.26
BB	4.66
BB-	11.19
B+	15.19
B	26.41
B-	10.74
CCC+	4.10
CCC	1.71
CCC-	1.05
Non-Rated	10.63
Equity	9.10

†
Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.
“Non-
Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Senior Loan Fund

Statement of Assets and Liabilities
August 31, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $377,941,286)	$361,612,947

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	102,831

Cash	4,353,373

Foreign currencies, at value (Cost $1,937,131)	869,657

Receivable for:
Investments sold	6,228,231

Fund shares sold	66,227

Interest	3,189,812

Investments matured, at value (Cost $873,721)	216,456

Investment for trustee deferred compensation and retirement plans	42,435

Other assets	29,668

Total assets	376,711,637

Liabilities:

Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	516,063

Payable for:
Borrowings	60,000,000

Investments purchased	11,884,723

Dividends	568,405

Fund shares reacquired	24,225

Accrued fees to affiliates	185,616

Accrued interest expense	243,320

Accrued trustees’ and officers’ fees and benefits	4,637

Accrued other operating expenses	221,003

Trustee deferred compensation and retirement plans	77,873

Unfunded loan commitments	4,434,203

Total liabilities	78,160,068

Net assets applicable to common shares	$298,551,569

Net assets applicable to common shares consist of:
Shares of beneficial interest	$601,151,852

Distributable earnings (loss)	(302,600,283)

$298,551,569

Net Assets:
Class A	$38,080,671

Class C	$23,794,428

Class Y	$1,363,833

Class IB	$216,961,171

Class IC	$18,351,466

Common shares outstanding, no par value, with an unlimited number of common shares authorized:

Class A	6,993,370

Class C	4,358,720

Class Y	250,280

Class IB	39,846,148

Class IC	3,370,936

Class A:
Net asset value per share	$5.45

Maximum offering price per share (Net asset value of $5.45 ÷ 96.75%)	$5.63

Class C: Net asset value and offering price per share	$5.46

Class Y: Net asset value and offering price per share	$5.45

Class IB: Net asset value and offering price per share	$5.44

Class IC: Net asset value and offering price per share	$5.44

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Senior Loan Fund

Statement of Operations
For the six months ended August 31, 2026
(Unaudited)

Investment income:

Interest	$12,289,166

Dividends	830,230

Pay-in-kind interest income	771,419

Total investment income	13,890,815

Expenses:
Advisory fees	1,391,835

Administrative services fees	395,418

Custodian fees	25,299

Distribution fees:
Class A	48,649

Class C	128,401

Class IC	14,015

Interest, facilities and maintenance fees	1,374,350

Transfer agent fees	157,764

Trustees’ and officers’ fees and benefits	14,086

Registration and filing fees	33,814

Reports to shareholders	215,309

Professional services fees	162,771

Other	11,359

Total expenses	3,973,070

Net investment income	9,917,745

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(10,557,007)

Foreign currencies	(310,985)

Forward foreign currency contracts	1,286,412

(9,581,580)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	8,043,610

Foreign currencies	331,565

Forward foreign currency contracts	(750,471)

7,624,704

Net realized and unrealized gain (loss)	(1,956,876)

Net increase in net assets resulting from operations	$7,960,869

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Senior Loan Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2026 and the year ended February 28, 2026
(Unaudited)

	August 31, 2026	February 28, 2026

Operations:
Net investment income	$9,917,745	$25,263,323

Net realized gain (loss)	(9,581,580)	(18,316,636)

Change in net unrealized appreciation	7,624,704	9,830,475

Net increase in net assets resulting from operations	7,960,869	16,777,162

Distributions to shareholders from distributable earnings:
Class A	(1,410,472)	(3,122,055)

Class C	(834,524)	(1,975,176)

Class Y	(80,239)	(132,341)

Class IB	(8,385,335)	(18,356,082)

Class IC	(685,069)	(1,471,767)

Total distributions from distributable earnings	(11,395,639)	(25,057,421)

Return of capital:
Class A	–	(125,737)

Class C	–	(79,548)

Class Y	–	(5,330)

Class IB	–	(739,266)

Class IC	–	(59,273)

Total return of capital	–	(1,009,154)

Total distributions	(11,395,639)	(26,066,575)

Share transactions-net:
Class A	(940,094)	(3,345,841)

Class C	(3,488,774)	(2,777,845)

Class Y	(1,155,539)	1,068,378

Class IB	(7,808,222)	(15,742,724)

Class IC	(322,807)	(677,350)

Net increase (decrease) in net assets resulting from share transactions	(13,715,436)	(21,475,382)

Net increase (decrease) in net assets	(17,150,206)	(30,764,795)

Net assets:
Beginning of period	315,701,775	346,466,570

End of period	$298,551,569	$315,701,775

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Senior Loan Fund

Statement of Cash Flows
For the six months ended August 31, 2026
(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$7,960,869

Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(74,224,731)

Proceeds from sales of investments	83,099,435

Purchases of short-term investments, net	(3,740,970)

Amortization (accretion) of premiums and discounts, net	(615,420)

Net realized loss from investment securities	10,557,007

Net change in unrealized appreciation on investment securities	(8,043,610)

Net change in unrealized depreciation on forward foreign currency contracts and foreign currency	463,720

Change in operating assets and liabilities:

Increase in receivables and other assets	(251,083)

Decrease in accrued expenses and other payables	(129,322)

Net cash provided by operating activities	15,075,895

Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(3,940,317)

Proceeds from shares of beneficial interest sold	1,106,761

Disbursements from shares of beneficial interest reacquired	(22,365,138)

Proceeds from borrowings	10,000,000

Repayment from borrowings	(5,000,000)

Net cash provided by (used in) financing activities	(20,198,694)

Cash impact from foreign exchange fluctuations:
Net change in appreciation on foreign currency	$286,751

Net decrease in cash and cash equivalents	(4,836,048)

Cash and cash equivalents at beginning of period	10,059,078

Cash and cash equivalents at end of period	$5,223,030

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$7,535,354

Supplemental disclosure of cash flow information:
Cash paid during the period for taxes	$10,562

Cash paid during the period for interest, facilities and maintenance fees	$1,360,206

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Senior Loan Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)	Total borrowings (000’s omitted)	Asset Coverage per $1,000 unit of senior indebtedness (d)

Class A
Six months ended 08/31/26	$5.51	$0.17	$(0.03)	$0.14	$(0.20)	$ –	$(0.20)	$5.45	2.58	% (e)	$ 38,081	2.70	% (e)(f)	2.70	% (e)(f)	1.81	% (e)(f)	6.28	% (e)(f)	20%	$60,000	$5,976
Year ended 02/28/26	5.66	0.42	(0.14)	0.28	(0.41)	(0.02)	(0.43)	5.51	5.11	(e)	39,453	2.78	(e)	2.78	(e)	1.79	(e)	7.47	(e)	34	55,000	6,740
Year ended 02/28/25	5.86	0.50	(0.18)	0.32	(0.51)	(0.01)	(0.52)	5.66	5.71	(e)	43,968	3.05	(e)	3.05	(e)	1.84	(e)	8.66	(e)	41	72,500	5,779
Year ended 02/29/24	5.87	0.55	0.00	0.55	(0.53)	(0.03)	(0.56)	5.86	9.92	(e)	47,410	2.88	(e)	2.88	(e)	1.75	(e)	9.37	(e)	37	72,500	6,275
Year ended 02/28/23	6.46	0.41	(0.46)	(0.05)	(0.50)	(0.04)	(0.54)	5.87	(0.46	) (e)	50,489	2.50	(e)	2.50	(e)	1.70	(e)	6.75	(e)	24	82,500	5,795
Year ended 02/28/22	6.43	0.25	0.10	0.35	(0.32)	–	(0.32)	6.46	5.49	(e)(g)	59,134	1.97	(e)	1.97	(e)	1.73	(e)	3.86	(e)	79	82,500	6,509

Class C
Six months ended 08/31/26	5.52	0.15	(0.03)	0.12	(0.18)	–	(0.18)	5.46	2.20	(e)	23,794	3.45	(e)(f)	3.45	(e)(f)	2.56	(e)(f)	5.53	(e)(f)	20	60,000	5,976
Year ended 02/28/26	5.68	0.38	(0.15)	0.23	(0.37)	(0.02)	(0.39)	5.52	4.15	(e)	27,570	3.53	(e)	3.53	(e)	2.54	(e)	6.72	(e)	34	55,000	6,740
Year ended 02/28/25	5.88	0.46	(0.18)	0.28	(0.47)	(0.01)	(0.48)	5.68	4.94	(e)	31,184	3.80	(e)	3.80	(e)	2.59	(e)	7.91	(e)	41	72,500	5,779
Year ended 02/29/24	5.89	0.50	0.01	0.51	(0.49)	(0.03)	(0.52)	5.88	9.10	(e)	36,422	3.63	(e)	3.63	(e)	2.50	(e)	8.62	(e)	37	72,500	6,275
Year ended 02/28/23	6.48	0.37	(0.46)	(0.09)	(0.46)	(0.04)	(0.50)	5.89	(1.18	) (e)	36,108	3.25	(e)	3.25	(e)	2.45	(e)	6.00	(e)	24	82,500	5,795
Year ended 02/28/22	6.44	0.20	0.11	0.31	(0.27)	–	(0.27)	6.48	4.86	(e)(g)	44,805	2.72	(e)	2.72	(e)	2.48	(e)	3.11	(e)	79	82,500	6,509

Class Y
Six months ended 08/31/26	5.51	0.18	(0.03)	0.15	(0.21)	–	(0.21)	5.45	2.71		1,364	2.45	(f)	2.45	(f)	1.56	(f)	6.53	(f)	20	60,000	5,976
Year ended 02/28/26	5.66	0.43	(0.13)	0.30	(0.43)	(0.02)	(0.45)	5.51	5.38		2,546	2.53		2.53		1.54		7.72		34	55,000	6,740
Year ended 02/28/25	5.86	0.52	(0.18)	0.34	(0.53)	(0.01)	(0.54)	5.66	5.98		1,531	2.80		2.80		1.59		8.91		41	72,500	5,779
Year ended 02/29/24	5.87	0.56	0.01	0.57	(0.55)	(0.03)	(0.58)	5.86	10.19		2,161	2.63		2.63		1.50		9.62		37	72,500	6,275
Year ended 02/28/23	6.46	0.42	(0.45)	(0.03)	(0.52)	(0.04)	(0.56)	5.87	(0.21)		983	2.25		2.25		1.45		7.00		24	82,500	5,795
Year ended 02/28/22	6.43	0.27	0.10	0.37	(0.34)	–	(0.34)	6.46	5.75	(g)	1,077	1.72		1.72		1.48		4.11		79	82,500	6,509

Class IB
Six months ended 08/31/26	5.51	0.18	(0.04)	0.14	(0.21)	–	(0.21)	5.44	2.52		216,961	2.45	(f)	2.45	(f)	1.56	(f)	6.53	(f)	20	60,000	5,976
Year ended 02/28/26	5.66	0.43	(0.13)	0.30	(0.43)	(0.02)	(0.45)	5.51	5.38		227,251	2.53		2.53		1.54		7.72		34	55,000	6,740
Year ended 02/28/25	5.86	0.52	(0.18)	0.34	(0.53)	(0.01)	(0.54)	5.66	5.98		249,673	2.80		2.80		1.59		8.91		41	72,500	5,779
Year ended 02/29/24	5.87	0.56	0.01	0.57	(0.55)	(0.03)	(0.58)	5.86	10.19		274,491	2.63		2.63		1.50		9.62		37	72,500	6,275
Year ended 02/28/23	6.46	0.42	(0.45)	(0.03)	(0.52)	(0.04)	(0.56)	5.87	(0.21)		285,767	2.25		2.25		1.45		7.00		24	82,500	5,795
Year ended 02/28/22	6.43	0.27	0.10	0.37	(0.34)	–	(0.34)	6.46	5.75	(g)	324,116	1.72		1.72		1.48		4.11		79	82,500	6,509

Class IC
Six months ended 08/31/26	5.50	0.18	(0.04)	0.14	(0.20)	–	(0.20)	5.44	2.62	(e)	18,351	2.60	(e)(f)	2.60	(e)(f)	1.71	(e)(f)	6.38	(e)(f)	20	60,000	5,976
Year ended 02/28/26	5.66	0.43	(0.15)	0.28	(0.42)	(0.02)	(0.44)	5.50	5.03	(e)	18,881	2.68	(e)	2.68	(e)	1.69	(e)	7.57	(e)	34	55,000	6,740
Year ended 02/28/25	5.86	0.51	(0.18)	0.33	(0.52)	(0.01)	(0.53)	5.66	5.82	(e)	20,111	2.95	(e)	2.95	(e)	1.74	(e)	8.76	(e)	41	72,500	5,779
Year ended 02/29/24	5.87	0.55	0.01	0.56	(0.54)	(0.03)	(0.57)	5.86	10.03	(e)	21,963	2.78	(e)	2.78	(e)	1.65	(e)	9.47	(e)	37	72,500	6,275
Year ended 02/28/23	6.46	0.41	(0.45)	(0.04)	(0.51)	(0.04)	(0.55)	5.87	(0.36	) (e)	22,259	2.40	(e)	2.40	(e)	1.60	(e)	6.85	(e)	24	82,500	5,795
Year ended 02/28/22	6.43	0.26	0.10	0.36	(0.33)	–	(0.33)	6.46	5.60	(e)(g)	25,339	1.87	(e)	1.87	(e)	1.63	(e)	3.96	(e)	79	82,500	6,509

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(d)
Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(e)
The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual
12b-1
fees of 0.25% for Class A shares, 1.00% for Class C shares and 0.15% for Class IC shares for each of the six months ended August 31, 2026, the years ended February 28, 2026 and 2025, February 29, 2024, February 28, 2023 and 2022, respectively.

(f)	Annualized.
(g)
Amount includes the effect of the Adviser
pay-in
for an economic loss of $0.01 per share. Had the
pay-in
not been made, the total return would have been 5.32, 4.70%, 5.59%, 5.59%, and 5.43% for Class A, Class C, Class Y, Class IB and Class IC shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Senior Loan Fund

Notes to Financial Statements
August 31, 2026
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco Senior Loan Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end
management investment company that is operated as an interval fund and periodically offers its shares for repurchase.
The Fund may also invest a portion of its assets indirectly through a wholly-owned subsidiary, Invesco Senior Loan TB, LLC, a Delaware limited liability series company (the “Subsidiary”), which formed a separate series. The Fund owns all beneficial and economic interests in the Subsidiary and the Subsidiary’s series. The accompanying consolidated financial statements reflect, on a consolidated basis, the financial position and results of operations of the Fund, the Subsidiary and the Subsidiary’s series.
The Fund’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing primarily in adjustable rate senior loans. The Fund invests primarily in adjustable rate senior loans (“Senior Loans”). Senior Loans are business loans that have a senior right to payment and are made to borrowers that may be corporations, partnerships, or other entities. These borrowers operate in a variety of industries and geographic regions. The Fund borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Fund’s volatility.
The Fund continuously offers Class A, Class C and Class Y shares. The Fund also has outstanding Class IB and Class IC shares which are not continuously offered. Each class of shares differs in its initial sales load, contingent deferred sales charges (“CDSC”), the allocation of class-specific expenses and voting rights on matters affecting a single class. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946,
Financial Services - Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations
- Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size
trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter
market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end
mutual funds) are valued using such company’s most recently reported net asset value per share.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size
trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day
net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Deposits, other obligations of U.S. and
non-U.S.
banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value

27	Invesco Senior Loan Fund

as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded
rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income
– Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Pay-in-kind
interest income and
non-cash
dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend
date.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination
– For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and

28	Invesco Senior Loan Fund

enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions
- Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend
date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.
Federal Income Taxes -
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. The Subsidiary is treated as a corporation for U.S. federal income tax purposes and generally is subject to U.S. federal and state income tax on its taxable income.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses
- Fees provided for under the Rule
12b-1
plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on the relative value of settled shares.

G.
Interest, Facilities and Maintenance Fees
- Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining a line of credit.

H.
Accounting Estimates
- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end
date and before the date the financial statements are released to print.

I.
Indemnifications
- Under the Fund’s organizational documents, each Trustee, officer, employee or other agent of the Fund, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.
Segment Reporting
- The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.

K.
Cash and Cash Equivalents -
For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds that qualify as a cash equivalent and other investments held in lieu of cash.

L.
Securities Purchased on a When-Issued and Delayed Delivery Basis
- The Fund may purchase and sell securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

M.
Foreign Currency Translations
- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to

29	Invesco Senior Loan Fund

convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
N.
Forward Foreign Currency Contracts
- The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount
(non-deliverable
forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
O.
Industry Focus
- To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

P.
Bank Loan Risk - Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Q.
Leverage Risk - The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

R.
Other Risks - The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
By investing through the Subsidiary, the Fund is exposed to the risks associated with the Subsidiary’s investments (which risks are generally the same as the Fund’s investment risks). The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. However, the Fund will comply with the applicable requirements of the 1940 Act on a consolidated basis with its Subsidiary, and the Subsidiary will be subject to the same investment restrictions and limitations, and will adhere to the same compliance policies and procedures, as the Fund. Changes in the laws of the United States and/or the jurisdiction in which the Subsidiary is organized, including any changes in the interpretations of, or treatment with respect to, applicable federal tax-related matters

30	Invesco Senior Loan Fund

impacting the Fund and its status as a regulated investment company, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could adversely affect the Fund and its shareholders.
Investments through the Subsidiary, which is taxable as a corporation for U.S. federal income tax purposes, may incur entity-level income taxes on their earnings, which ultimately may reduce the return to shareholders.
NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Fund has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.900%

Next $1 billion	0.850%

Next $1 billion	0.825%

Next $500 million	0.800%

Over $3 billion	0.775%

For the six months ended August 31, 2026, the effective advisory fee rate incurred by the Fund was 0.90%.
Under the terms of a master
sub-advisory
agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. (collectively, the “Affiliated
Sub-Advisers”)
the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated
Sub-Adviser(s)
that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated
Sub-Adviser(s).
The Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. The Fund has also entered into an administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs related to monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Senior Loans in the Fund’s portfolio and providing certain services to the holders of the Fund’s securities. For the six months ended August 31, 2026, expenses incurred under these agreements are shown in the Statement of Operations as
Administrative services fees.
Invesco has entered into a
sub-administration
agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Fund, SSB also serves as the Fund’s custodian.
The Fund has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended August 31,2026, expenses incurred under these agreements are shown in the Statement of Operations as
Transfer agent fees.
Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule
12b-1
under the 1940 Act for Class A and Class C shares, and a service plan for Class A, Class C and Class IC shares (collectively, the “Plans”) to pay IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and, with respect to Class IC shares, up to 0.25% of average daily net assets, of which the Board of Trustees has authorized payments at an annual rate not to exceed 0.15%. The fees are accrued daily and paid monthly.
With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses. For the six months ended August 31, 2026, expenses incurred under these agreements are shown in the Statement of Operations as
Distribution fees.
Front-end
sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund.
Front-end
sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2026, IDI advised the Fund that IDI retained $954 in front-end
sales commissions from the sale of Class A shares and $0, $499 and $0 from Class A, Class C and Class IC shares, respectively, for CDSC imposed on redemptions by shareholders.
Certain officers and trustees of the Fund are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.
Level 2	-	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss

31	Invesco Senior Loan Fund

severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3	-	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$270,553,154	$44,404,808	$314,957,962

Common Stocks & Other Equity Interests	537,613	5,760,601	23,359,457	29,657,671

U.S. Dollar Denominated Bonds & Notes	–	8,119,082	286,110	8,405,192

Non-U.S. Dollar Denominated Bonds & Notes	–	2,684,282	1,963,398	4,647,680

Preferred Stocks	–	–	3,944,442	3,944,442

Total Investments in Securities	537,613	287,117,119	73,958,215	361,612,947

Other Investments - Assets*

Investments Matured	–	–	216,456	216,456

Forward Foreign Currency Contracts	–	102,831	–	102,831

	–	102,831	216,456	319,287

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(516,063)	–	(516,063)

Total Other Investments	–	(413,232)	216,456	(196,776)

Total Investments	$537,613	$286,703,887	$74,174,671	$361,416,171

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2026:

	Value 02/28/26	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 08/31/26

Variable Rate Senior Loan Interests	$47,660,596	$8,812,508	$(7,394,346)	$196,165	$(3,265,686)	$(354,013)	$6,058,652	$(7,309,068)	$44,404,808

Common Stocks & Other Equity Interests	20,991,054	3,100,084	(527,628)	–	(1,996,863)	2,749,677	–	(956,867)	23,359,457

Preferred Stocks	3,680,915	88,158	–	–	–	175,369	–	–	3,944,442

Non-U.S. Dollar Denominated Bonds & Notes	1,188,652	145,656	–	1,382	–	(58,550)	686,258	–	1,963,398

U.S. Dollar Denominated Bonds & Notes	336,376	–	–	17,695	–	(67,961)	–	–	286,110

Investments Matured	216,456	–	–	–	–	–	–	–	216,456

Total	$74,074,049	$12,146,406	$(7,921,974)	$215,242	$(5,262,549)	$2,444,522	$6,744,910	$(8,265,935)	$74,174,671

*Prior year balances have been adjusted for a change in security classification.
**Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

32	Invesco Senior Loan Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:

	Fair Value at 08/31/26	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs		Weighted Average of Unobservable Inputs Based on Fair Value

Variable Rate Senior Loan Interests	$44,404,808	Comparable Companies	EBITDA Multiple	6.50x		-

		Discounted Cash Flow Model	Discount Rate	7.79% - 17.31%		12.15%

		Third-Party Pricing	Broker Quote	80.00% - 147.50% of Par		105.02% of Par

		Valued at Cost	Acquisition Cost	97.38% of Par		-

Common Stocks & Other Equity Interests	23,359,457	Comparable Companies	EBITDA Multiple	3.75x - 9.75x		5.30x

Preferred Stocks	3,944,442	Comparable Companies	EBITDA Multiple	9.50x		-

Non-U.S. Dollar Denominated Bonds & Notes	1,963,398	Valued at Cost	Acquisition Cost	100.00% of Par		-

U.S. Dollar Denominated Bonds & Notes	286,110	Comparable Companies	EBITDA Multiple	9.25x		-

Investments Matured	216,456	Expected Recovery	Anticipated Proceeds	24.20	% of Par	-

Total	$74,174,671

NOTE 4–Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out
netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at
Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2026:

Value
Derivative Assets	Currency Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$102,831

Derivatives not subject to master netting agreements	-

Total Derivative Assets subject to master netting agreements	$102,831

Value
Derivative Liabilities	Currency Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(516,063)

Derivatives not subject to master netting agreements	-

Total Derivative Liabilities subject to master netting agreements	$(516,063)

33	Invesco Senior Loan Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2026.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Bank of New York Mellon (The)	$ -	$ (9)	$ (9)	$ -	$ -	$ (9)

BNP Paribas S.A.	-	(345,418)	(345,418)	-	-	(345,418)

J.P. Morgan Chase Bank, N.A.	79,046	(79,840)	(794)	-	-	(794)

Morgan Stanley and Co. International PLC	-	(11,871)	(11,871)	-	-	(11,871)

Royal Bank of Canada	14,461	(70,637)	(56,176)	-	-	(56,176)

State Street Bank & Trust Co.	1,120	-	1,120	-	-	1,120

Toronto Dominion Bank	8,204	(8,288)	(84)	-	-	(84)

Total	$102,831	$(516,063)	$(413,232)	$ -	$ -	$(413,232)

Effect of Derivative Investments for the six months ended August 31, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk

Realized Gain: Forward foreign currency contracts	$1,286,412

Change in Net Unrealized Appreciation (Depreciation): Forward foreign currency contracts	(750,471)

Total	$ 535,941

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts

Average notional value	$54,263,172

NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits
include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and
Trustees’ and Officers’ Fees and Benefits
also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan.
Trustees’ and Officers’ Fees and Benefits
include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6–Cash Balances and Borrowings
The Fund has entered into a $90 million revolving credit and security agreement with SSB, which has no scheduled expiration date. The Fund has the right to terminate the revolving credit and security agreement upon at least 10 business days’ prior written notice. SSB has the right to terminate the revolving credit and security agreement upon at least 180 days’ prior written notice. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the six months ended August 31, 2026, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $55,489,130 with an average interest rate of 16.29%. The carrying amount of the Fund’s payable for borrowings as reported on the Consolidated Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Consolidated Statement of Operations as
Interest, facilities and maintenance fees.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end,
are shown in the Consolidated Statement of Assets and Liabilities under the payable caption
Amount due custodian.To
compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

34	Invesco Senior Loan Fund

NOTE 7–Unfunded Loan Commitments
Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of August 31, 2026. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)

A&R Logistics Holdings, Inc. (Quantix)	Revolver Loan	$ 53,924	$0

A&R Logistics Holdings, Inc. (Quantix)	Revolver Loan	107,847	0

AMCP Pet Holdings, Inc.	Delayed Draw Term Loan	16,890	0

AnaCap (AFE S.A. SICAV-RAIF)	Delayed Draw Term Loan	73,374	31

Azuria Water Solutions, Inc	Delayed Draw Term Loan	71,619	(304)

Carrix Holdings LLC	Delayed Draw Term Loan	62,694	40

Citrin Cooperman Advisors LLC	Delayed Draw Term Loan	92,812	(1,743)

CoreWeave	Delayed Draw Term Loan	176,128	3,505

CoreWeave Financing DDTL V-V LLC	Delayed Draw Term Loan	180,269	6,378

Dresser Utility Solutions	Delayed Draw Term Loan	56,912	213

Dwyer Instruments LLC (DwyerOmega)	Delayed Draw Term Loan	103,182	551

Eisner Advisory Group LLC	Delayed Draw Term Loan	324,053	2,810

Emma Buyer LLC (Emerald Exposition)	Delayed Draw Term Loan	21,815	209

GC Ferry Acquisition I, Inc. (First Eagle Investment Management LLC)	Delayed Draw Term Loan	239,222	1,189

Hasa Intermediate Holdings LLC	Incremental Delayed Draw Term Loan	53,909	156

Hasa Intermediate Holdings LLC	Revolver Loan	197,476	1,839

Hightower Holding LLC.	Delayed Draw Term Loan	131,965	0

IPS Corp./CP Iris Holdco	Delayed Draw Term Loan	22,095	(546)

MB2 Dental Solutions LLC	Revolver Loan	41,077	283

McDermott International, Ltd.	First Lien Term Loan	80,734	3,436

McDermott International, Ltd.	LOC	1,371,854	(25,261)

NFP Wealth (Chicago US MidCo III)	Delayed Draw Term Loan	61,304	(350)

PennAero (Takeoff Buyer, Inc.)	Delayed Draw Term Loan	32,103	168

Pinnacle Buyer LLC (Summit Cos.)	Delayed Draw Term Loan	115,324	599

Pye-Barker Fire and Safety LLC	Delayed Draw Term Loan	142,338	737

Selecta Group B.V.	Revolver Loan	3,613	106

Tank Holding Corp.	Revolver Loan	228,019	(9,362)

US Fertility Enterprises LLC	Delayed Draw Term Loan	36,836	188

US Fitness, LLC	Delayed Draw Term Loan	42,602	(927)

US Fitness, LLC	Revolver Loan	292,213	(5,150)

		$4,434,203	$(21,205)

NOTE 8–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2026, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$17,715,593	$252,302,665	$270,018,258

Expiring 2031	1,295,451	-	1,295,451

Total	$19,011,044	$252,302,665	$271,313,709

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

35	Invesco Senior Loan Fund

NOTE 9–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2026 was $72,888,259 and $80,093,224, respectively. As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$20,192,067

Aggregate unrealized (depreciation) of investments	(39,222,539)

Net unrealized appreciation (depreciation) of investments	$(19,030,472)

Cost of investments for tax purposes is $380,446,643.
NOTE 10–Senior Loan Participation Commitments
The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.
At the six months ended August 31, 2026, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

	Principal
Selling Participant	Amount	Value
Barclays Bank PLC	$1,360,568	$1,340,160
NOTE 11–Dividends
The Fund declared the following monthly dividends from net investment income subsequent to August 31, 2026.

		Amount Per Share
Share Class	Record Date	Payable September 30, 2026
Class A	Daily	$0.0295
Class C	Daily	$0.0261
Class Y	Daily	$0.0306
Class IB	Daily	$0.0306
Class IC	Daily	$0.0299
NOTE 12–Repurchase of Shares
The Fund has a policy of making monthly repurchase offers (“Repurchase Offers”) for the Fund’s common shares pursuant to Rule
23c-3(b)
of the 1940 Act.
The Repurchase Offers will be for between 5% and 25% of the Fund’s outstanding shares at net asset value (The Board of Trustees may authorize an additional 2%, if necessary, without extending the Repurchase Offers). The repurchase request deadline will be the third Friday of each calendar month (or the preceding business day if such third Friday is not a business day). During the six months ended August 31, 2026, the Fund had Repurchase Offers as follows:

Repurchase request deadlines	Percentage of outstanding shares the Fund offered to repurchase	Number of shares tendered (all classes)	Percentage of outstanding shares tendered (all classes)
March 20, 2026	6.0%	715,984	1.2%

April 17, 2026	6.0	470,435	0.8

May 15, 2026	6.0	737,399	1.3

June 18, 2026	6.0	1,017,609	1.8

July 17, 2026	6.0	371,237	0.7

August 21, 2026	6.0	733,763	1.3

36	Invesco Senior Loan Fund

NOTE 13–Share Information

	Summary of Share Activity
	Six months ended August 31, 2026 (a)		Year ended February 28, 2026
	Shares	Amount	Shares	Amount
Sold:
Class A	111,631	$609,216	360,486	$2,034,402
Class C	4,308	23,638	143,841	815,308
Class Y	20,524	112,607	265,574	1,483,602
Class IB	64,768	353,121	292,580	1,652,399
Class IC	1,930	10,547	13,506	76,281

Issued as reinvestment of dividends:
Class A	165,692	905,447	369,621	2,083,760
Class C	101,252	554,844	234,347	1,324,165
Class Y	9,378	51,347	15,654	88,134
Class IB	1,013,489	5,538,598	2,067,809	11,654,966
Class IC	88,793	485,118	181,123	1,020,147

Reacquired:
Class A	(448,889)	(2,454,757)	(1,326,751)	(7,464,003)
Class C	(741,200)	(4,067,256)	(875,005)	(4,917,318)
Class Y	(241,991)	(1,319,493)	(89,154)	(503,358)
Class IB	(2,506,298)	(13,699,941)	(5,162,559)	(29,050,089)
Class IC	(149,732)	(818,472)	(315,653)	(1,773,778)
Net increase (decrease) in share activity	(2,506,345)	$(13,715,436)	(3,824,581)	$(21,475,382)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

37	Invesco Senior Loan Fund

Approval of Investment Advisory and
Sub-Advisory
Contracts

At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of Invesco Senior Loan Fund (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup
Sub-Advisory
Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. (collectively, the Affiliated
Sub-Advisers
and the
sub-advisory
contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory
contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated
Sub-Advisers
is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory
contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established
Sub-Committees.
The
Sub-Committees
meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory
contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees,
as well as the information provided to the Board and its committees and sub-committees
throughout the year.
 As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior
Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April
28-29,
2026 and June
9-11,
2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory
contracts in separate sessions with the Senior Officer and with independent legal counsel.
 The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory
contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory
contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end
interval fund, including, but not limited to, leverage management and facilitation and management of the Fund’s monthly repurchase offers. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory
services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
 The Board reviewed the services that may be provided to the Fund by the Affiliated
Sub-Advisers
under the
sub-advisory
contracts and the credentials and experience of the officers and employees of the Affiliated
Sub-Advisers
who provide these services. The Board noted the Affiliated
Sub-Advisers’

38	Invesco Senior Loan Fund

expertise with respect to certain asset classes and that the Affiliated
Sub-Advisers
have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated
Sub-Advisers
can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory
contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated
Sub-Advisers
in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated
Sub-Advisers
supported the renewal of the
sub-advisory
contracts.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory
contracts for the Fund, as Invesco Senior Secured Management, Inc. currently manages assets of the Fund.
 The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe comprised of all retail and institutional loan participation funds, regardless of asset size or primary channel of distribution and against the Credit Suisse Leveraged Loan Index (Index). The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period, the fourth quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one and five year periods and below the performance of the Index for the three year period. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of its performance peer funds, and further noted that the Fund is unique relative to its peers in that it is a closed-end
interval fund. The Board considered that the Fund’s three year underperformance was driven by the restructurings of several portfolio companies, as well as the Fund’s defensive position and credit allocations. The Board also considered that sector allocation negatively impacted the Fund’s relative short-term performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board also noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio
management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund
basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.
 The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive
fee structures, which are not easily
un-bundled.
 The Board also considered the services that may be provided by the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts, as well as the fees payable by Invesco Advisers to the Affiliated
Sub-Advisers
pursuant to the
sub-advisory
contracts. The Board noted that the
sub-advisory
fees for the Fund are negotiated at arm’s length by Invesco Advisers and are paid by Invesco Advisers out of its advisory fees. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised
Invesco Funds, including oversight of the Affiliated
Sub-Advisers
as well as the additional services described herein other than day-to-day
portfolio management.
D.	Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund
basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided

39	Invesco Senior Loan Fund

information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated
Sub-Advisers
are financially sound and have the resources necessary to perform their obligations under the sub-advisory
contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.

40	Invesco Senior Loan Fund

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Fund reports and prospectuses
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Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form
N-PORT.
The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form
N-PORT
filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/
corporate/about-us/esg.
The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent
12-month
period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05845	Invesco Distributors, Inc.	VK-SLO-SAR-1

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)

As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant’s PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant’s PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Senior Loan Fund

By:	/s/ Glenn Brightman
Name:	Glenn Brightman
Title:	Principal Executive Officer

Date: November 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Name:	Glenn Brightman
Title:	Principal Executive Officer

Date: November 6, 2026

By:	/s/ Adrien Deberghes
Name:	Adrien Deberghes
Title:	Principal Financial Officer

Date: November 6, 2026